UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22736

          Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
  Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
   Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2020
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2020

Columbia Sustainable International Equity Income ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 33
Federal Income Tax Information 34
Trustees and Officers 35
Approval of Investment Management Services Agreement 40
Additional Information 43

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2020 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since October 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100 Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 06/13/16 -15.02 2.77
Net Asset Value 06/13/16 -15.68 1.56
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) -15.16 2.11
MSCI World ex USA Value Index
(Net) -18.72 0.62

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
4 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Country breakdown (%) (at October 31, 2020 )
Australia 7 .1
Canada 7 .2
China 1 .4
Denmark 3 .1
Finland 1 .0
France 1 .4
Germany 1 .3
Hong Kong 4 .3
Ireland 0 .8
Israel 0 .6
Italy 1 .9
Japan 50 .4
Netherlands 3 .7
Singapore 5 .0
South Africa 1 .0
Spain 4 .6
Switzerland 1 .9
United Kingdom 3 .0
United States
(a)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at October 31, 2020)
Financials 20 .0
Industrials 18 .9
Materials 11 .2
Communication Services 8 .6
Consumer Staples 7 .5
Information Technology 7 .4
Consumer Discretionary 6 .6
Health Care 6 .2
Utilities 5 .1
Real Estate 4 .5
Energy 4 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2020 5
For the 12-month period that ended October 31, 2020, the Fund returned -15.68% based on net asset value (NAV) and
-15.02% based on market price. The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) (the Index),
against which the performance of the Fund is measured, returned -15.16% during the same period. To compare, the MSCI
World ex USA Value Index (Net) returned -18.72% for the same period.
The Fund had a NAV of $25.78 on October 31, 2019 and ended the annual period on October 31, 2020 with a NAV of
$21.08. The Fund’s market price on October 31, 2020 was $21.20 per share.
Market overview
As the annual period began with the last two months of 2019, international equities shrugged off various geopolitical risks and finished the calendar year with strong gains. Markets were buoyed by an improvement in global economic growth, as evidenced in part by broad-based measures of business activity, most notably in the manufacturing sector.
Still, among the geopolitical factors keeping the markets focused were the ongoing trade conflict between the U.S. and
China, the convincing mandate the Conservative Party in the U.K. won to negotiate the country’s departure from the
European Union, and demonstrations in Hong Kong protesting the role of China in local politics.
While international equities began 2020 on strong footing, the outbreak of COVID-19 and the rapid spread of what was very soon a global pandemic caused international equity markets to fall precipitously in the first quarter of 2020 overall.
The shock to the global equity markets was exacerbated by a plunge in oil prices caused by a collapse in activity on the demand side and by a production dispute between Saudi Arabia and Russia on the supply side. The combination of the pandemic and the oil price collapse resulted in a third important factor, which was a liquidity crisis, wherein households, corporations and investment vehicles of various types faced a dearth of cash flow to meet existing obligations and ongoing cash needs. In response to these three shocks to the markets, massive and unprecedented monetary and fiscal stimulus was provided by governments and central banks around the world to help bridge the gap in the need for operating cash during this time of crisis. No country constituent of the MSCI World ex USA Value Index (Net) posted a positive absolute return during the quarter.
In a sharp reversal, international equity markets rebounded in the second quarter of 2020. The rebound was driven primarily by the emergence of a path to reopening the economy following the comprehensive lockdown of movement and activity in the prior quarter, enabled, in turn, by declines in infection and mortality rates around the world. Further, the massive government and central bank response implemented at the end of the prior quarter, in the form of both fiscal and monetary support, kept capital markets from destabilizing. Oil prices also experienced a strong recovery in the quarter. Tensions between the U.S. and China remained high but did not manifest in terms of equity market performance.
International equity markets enjoyed a second consecutive quarter of gains in the third quarter of 2020, driven by the continued gradual re-opening of the global economy and the consequent improvement in economic activity. Further, the concerted effort on the part of both fiscal and monetary authorities around the globe helped bridge the activity gap by providing historic amounts of stimulus. Hopes for a viable COVID-19 vaccine also fueled some optimism. Concurrent with the recovery in equity markets, measures of volatility declined from the elevated levels observed during the peak of the pandemic crisis.
In October 2020, international equity markets declined, as the then-upcoming U.S. elections and rising COVID-19 cases in many countries, notably across Europe, were the main focus for investors. A number of countries, including France,
Germany and Belgium, were forced to reintroduce national lockdown measures. Japan’s equity market also declined.
Although Japan had been rather successful in containing the virus, its equity market was affected by renewed uncertainty in other regions around the world. These concerns around much of the globe outweighed the fact that corporate earnings releases in October for the third quarter of 2020 were largely positive, with many companies beating consensus expectations.
Within the MSCI World ex USA Value Index (Net), all 11 sectors generated a negative absolute return for the annual period. Energy, financials and real estate were the worst performing sectors during the annual period. Utilities, consumer staples, materials and information technology were the best performing sectors, though each still posted a single-
digit negative absolute return. From a country perspective, the Netherlands, Austria, Luxembourg and Greece were the

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable International Equity Income ETF
6 Strategic Beta ETFs | Annual Report 2020
weakest performing constituents of the MSCI World ex USA Value Index (Net), each generating a robust double-digit negative absolute return for the annual period. With a healthy double-digit absolute gain, China was by far the strongest performing constituent of the MSCI World ex USA Value Index (Net) during the annual period, followed at some distance by Chile, Portugal and New Zealand, which also posted positive, albeit more modest, absolute returns during the same time period.
Index outpaced MSCI World ex USA Value Index during the annual period
Index constituents in the energy, financials and health care sectors contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period. Partially offsetting these positive contributors were the industrials, utilities and communication services sectors, which detracted.
From a country perspective, Index constituents in the Netherlands, Denmark and the U.K. contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index (Net) during the annual period. Conversely, Index constituents in Germany, Spain and Ireland detracted the most from the Index’s results relative to the MSCI World ex USA
Value Index (Net).
Relative to the MSCI World ex USA Value Index (Net), overweight positions in U.K.-based international mining company Rio
Tinto, U.K. grocery retailer Wm. Morrison Supermarkets and Australian iron ore producer Fortescue Metals Group (0.79%,
1.15% and 1.22% of Fund net assets as of 10/31/20, respectively) contributed most positively. During the annual period,
Rio Tinto posted a positive, albeit modest, positive return; Wm. Morrison Supermarkets posted a double-digit negative absolute return but still outperformed the MSCI World ex USA Value Index (Net); and Fortescue Metals Group generated a triple-digit positive absolute return. Relative to the MSCI World ex USA Value Index (Net), overweight positions in
Germany-based construction services provider Hochtief and Canadian natural gas and petroleum products producer and refiner Imperial Oil and exposure to U.K. trucks, commercial vehicles, buses and agricultural and construction equipment producer CNH Industrial, which is not a constituent of the MSCI World ex USA Value Index (Net), (1.28%, 0.73% and
0.00% of Fund net assets as of 10/31/20, respectively) detracted most. Each generated a sizable double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The fund's net value will generally decline when the market value of its targeted index declines. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The
Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2020 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since October 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts)
using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 06/13/16 -8.64 6.82
Net Asset Value 06/13/16 -8.18 6.88
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) -7.99 7.21
MSCI USA Value Index (Gross) -8.42 6.00

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
8 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at October 31, 2020 )
Common Stocks 99.5
Money Market Fund 0.5
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2020)
Financials 24 .2
Industrials 13 .1
Utilities 12 .5
Information Technology 9 .9
Materials 9 .1
Consumer Staples 8 .6
Health Care 7 .6
Consumer Discretionary 7 .0
Energy 6 .6
Communication Services 1 .4
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2020 9
For the 12-month period that ended October 31, 2020, the Fund returned -8.18% based on net asset value (NAV) and
-8.64% based on market price. The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) (the Index),
against which the performance of the Fund is measured, returned -7.99% during the same period. To compare, the MSCI
USA Value Index (Gross) returned -8.42% for the same period.
The Fund had a NAV of $28.60 on October 31, 2019 and ended the annual period on October 31, 2020 with a NAV of
$25.42. The Fund’s market price on October 31, 2020 was $25.31 per share.
Market overview
U.S. equities gained in the last two months of 2019, when the annual period began, across almost every sector, capitalization and style. The strong climb in equity markets was supported by hopeful expectations surrounding a “Phase
One” trade deal in principle between the U.S. and China and by resilience of the American consumer, which together contributed to investor optimism.
Strong performance for U.S. equities continued into the start of the new year. But then, after rising to record highs in mid-February, U.S. equities plunged in the first quarter of 2020 to their worst quarterly results since 2008. The outbreak and rapid spread of COVID-19 led to heightened risk aversion, as investors struggled to assess the economic effects of the pandemic. Rattling markets further was an unexpected fight over production levels between Saudi Arabia and Russia that led to a plunge in oil prices. Policy response came swiftly, with the U.S. Federal Reserve (Fed) cutting interest rates twice in March and rolling out multiple emergency lending programs. In addition, U.S. lawmakers delivered a more than
$2 trillion rescue package to try and buoy households and businesses as much of the country was put on stay-at-home orders near quarter-end. Markets whipsawed dramatically as the legislation, the largest dose of economic relief in U.S.
history, lurched through Congress. Despite rallying in the final week of March, major U.S. equity indices finished the first quarter of 2020 down significantly, and volatility spiked to levels last seen in the fall of 2008.
In a sharp reversal, U.S. equity markets rebounded from historic lows to post the best quarterly returns in the second quarter of 2020 in more than 20 years. Participation was broad-based but led primarily by mega-cap technology stocks.
Sentiment around reopening efforts across the U.S. swung between hope and disappointment, but optimism ultimately was credited as a key driver of the quarter’s robust results. Economic growth accelerated as the world slowly came out of quarantine, although the extent of the recovery was unknown, and the spike in COVID-19 cases in regional hotspots across the U.S. and internationally threw a bit of a wrench into the rally toward the end of the quarter. As the Fed reiterated its commitment to using all of its available tools to support the economy, risk-on sentiment overcame any worries about economic recovery, as well as concerns about renewed U.S.-Chine tensions, social justice unrest and a brief implosion in the oil market that saw West Texas Intermediate crude oil futures close in negative territory for the first time ever.
For the second consecutive quarter, U.S. equity markets posted strong positive returns during the third quarter of 2020, with several major benchmarks hitting all-time highs along the way. The biggest tailwind for stocks remained the massive monetary and fiscal stimulus put in place in response to the COVID-19 pandemic. Corporate earnings resiliency and hopeful expectations for a near-term vaccine breakthrough also aided markets. That said, gains were largely confined to July and August, as uncertainty over the then-upcoming U.S. elections, U.S.-China relations and economic recovery pushed most U.S. equity indices lower in September.
U.S. equities continued to decline in October 2020. While the majority of third calendar quarter earnings results for
U.S. companies that were reported in October came in above consensus expectations, equity prices declined against a backdrop of heightened market expectations. Political uncertainty surrounding the results of the U.S. elections and a lack of further fiscal stimulus were also sources of volatility during the month.
Within the broad U.S. equity market, large-cap stocks led mid-cap and small-cap stocks, and growth stocks significantly outperformed value stocks across the capitalization spectrum. Within the MSCI USA Value Index (Gross), materials, consumer staples and health care were the only sectors to post positive absolute returns during the annual period.
Energy was by far the weakest sector in the MSCI USA Value Index (Gross), followed at some distance by real estate and financials, with each of the three sectors generating a double-digit negative absolute return during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
10 Strategic Beta ETFs | Annual Report 2020
Index outperformed MSCI USA Value Index during annual period
Index constituents in the financials, materials and information technology sectors contributed most positively to the
Index’s results relative to the MSCI USA Value Index (Gross) during the annual period. Partially offsetting these positive contributors were Index constituents in the health care, energy and consumer staples sectors, which detracted from the
Index’s results relative to the MSCI USA Value Index (Gross).
Relative to the MSCI USA Value Index (Gross), overweight positions in consumer electronics and appliances retailer Best
Buy and engine and electric power generation systems manufacturer Cummins and exposure to information technology giant Apple, which is not a constituent of the MSCI USA Value Index (Gross), (1.30%, 1.38% and 0.00% of Fund net
assets as of 10/31/20, respectively) contributed most positively. Each generated a double-digit positive absolute return during the annual period. Relative to the MSCI USA Value Index (Gross), overweight positions in petroleum refiner Valero
Energy, information technology services provider DXC Technology and motorcycle manufacturer Harley-Davidson (1.05%,
0.00% and 0.00% of Fund net assets as of 10/31/20) detracted most. Each generated a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions.
Additional information regarding the risks of this investment is available in the prospectus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2020 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2020 — October 31, 2020
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 1,041.40 1,022.87 2.31 2.29 0.45
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 1,100.60 1,023.38 1.85 1.78 0.35

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2020
Common Stocks 98.7%
Issuer Shares Value ($)
Australia  7.0%
AGL Energy Ltd. 5,271 46,195
BHP Group Ltd. 1,390 32,974
BHP Group PLC 2,104 40,541
Computershare Ltd. 3,964 33,822
Fortescue Metals Group Ltd. 4,185 51,049
Qantas Airways Ltd.
(a)
19,885 58,510
Rio Tinto Ltd. 509 33,039
Total 296,130
Canada  7.1%
Atco Ltd. Class I 1,120 31,155
Canadian Tire Corp. Ltd. Class A 245 27,338
Canadian Utilities Ltd. Class A 1,183 27,629
CCL Industries, Inc. Class B 598 22,783
George Weston Ltd. 463 32,443
Imperial Oil Ltd. 2,291 30,447
Loblaw Cos. Ltd. 588 29,247
Magna International, Inc. 864 44,083
Open Text Corp. 667 24,487
Quebecor, Inc. Class B 1,275 29,557
Total 299,169
China  1.4%
BOC Hong Kong Holdings Ltd. 20,897 57,936
Denmark  3.1%
AP Moller - Maersk A/S Class A 18 26,557
Carlsberg A/S Class B 282 35,694
Pandora A/S 869 68,825
Total 131,076
Finland  1.0%
UPM- Kymmene OYJ 1,533 43,321
France  1.4%
Publicis Groupe SA 782 27,145
Schneider Electric SE 251 30,466
Total 57,611
Germany  1.3%
HOCHTIEF AG 726 53,447
Hong Kong  4.3%
AIA Group Ltd. 2,449 23,069
Kerry Properties Ltd. 26,164 63,969
PCCW Ltd. 89,138 53,564
Swire Properties Ltd. 15,106 40,420
Total 181,022
Ireland  0.7%
CRH PLC 898 31,663
Israel  0.6%
Bank Leumi Le-Israel BM 5,580 26,454
Italy  1.9%
Enel SpA 3,238 25,776
Telecom Italia Spa-RSP 146,747 53,384
Total 79,160
Japan  49.9%
Alfresa Holdings Corp. 1,888 34,513
Astellas Pharma, Inc. 3,057 41,963
Brother Industries Ltd. 3,787 58,178
Chiba Bank Ltd. (The) 9,428 48,430
Daiwa House Industry Co. Ltd. 1,361 35,613
Electric Power Development Co. Ltd. 4,193 56,554
ENEOS Holdings, Inc. 11,835 39,692
FUJIFILM Holdings Corp. 1,092 55,551
Hitachi Ltd. 1,232 41,271
Honda Motor Co. Ltd. 1,773 41,298
Hoshizaki Corp. 312 24,861
Common Stocks (continued)
Issuer Shares Value ($)
Idemitsu Kosan Co. Ltd. 2,785 56,078
ITOCHU Corp. 2,340 55,959
Kamigumi Co. Ltd. 1,667 29,723
KDDI Corp. 1,027 27,433
Kirin Holdings Co. Ltd. 1,842 33,108
Kyushu Electric Power Co., Inc. 2,909 24,376
Lawson, Inc. 927 42,608
LIXIL Group Corp. 3,111 67,136
Marubeni Corp. 12,166 63,216
Medipal Holdings Corp. 2,793 49,747
Mitsubishi Chemical Holdings Corp. 8,844 49,592
Mitsubishi Corp. 2,920 64,956
Mitsubishi Heavy Industries Ltd. 1,236 26,419
Mitsubishi UFJ Financial Group, Inc. 14,150 55,523
Mitsubishi UFJ Lease & Finance Co. Ltd. 12,567 52,893
Mitsui Chemicals, Inc. 1,837 46,848
MS&AD Insurance Group Holdings, Inc. 1,845 50,202
NEC Corp. 541 27,169
Nippon Telegraph & Telephone Corp. 1,610 33,820
Nomura Holdings, Inc. 4,973 22,096
Obayashi Corp. 4,581 38,124
ORIX Corp. 5,059 58,822
Persol Holdings Co. Ltd. 2,677 40,229
Resona Holdings, Inc. 16,267 53,295
SCSK Corp. 798 39,618
Sekisui House Ltd. 2,454 40,528
Shimizu Corp. 4,369 30,258
Shionogi & Co. Ltd. 811 38,199
Showa Denko KK 2,964 50,099
Sompo Holdings, Inc. 735 27,357
Sumitomo Dainippon Pharma Co. Ltd. 3,666 42,853
Sumitomo Mitsui Financial Group, Inc. 2,257 62,200
Sumitomo Mitsui Trust Holdings, Inc. 1,868 49,738
Taiheiyo Cement Corp. 1,056 24,688
TIS, Inc. 1,344 25,725
Tokyo Century Corp. 396 19,281
Tokyu Fudosan Holdings Corp. 10,480 45,513
Toyota Tsusho Corp. 2,172 60,232
Total 2,103,585
Netherlands  3.6%
Heineken Holding NV 529 40,885
Koninklijke Ahold Delhaize NV 1,789 49,160
Koninklijke KPN NV 13,567 36,664
Wolters Kluwer NV 339 27,476
Total 154,185
Singapore  4.9%
DBS Group Holdings Ltd. 2,717 40,491
Jardine Cycle & Carriage Ltd. 4,148 53,950
Oversea-Chinese Banking Corp. Ltd. 8,166 50,354
United Overseas Bank Ltd. 4,448 61,858
Total 206,653
South Africa  1.0%
Anglo American PLC 1,742 40,796
Spain  4.6%
ACS Actividades de Construccion y
Servicios SA 2,425 57,625
Banco Bilbao Vizcaya Argentaria SA 15,741 45,143
Repsol SA 6,391 39,754
Telefonica SA 15,522 50,735
Total 193,257
Switzerland  1.9%
Novartis AG 659 51,401

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 13
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Swiss Life Holding AG 84 28,246
Total 79,647
United Kingdom  3.0%
RELX PLC 1,615 31,897
Vodafone Group PLC 34,959 46,558
Wm Morrison Supermarkets PLC 22,736 47,889
Total 126,344
Total Common Stocks
(Cost $4,660,967) 4,161,456
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.004%
(b)
11,635 11,635
Total Money Market Funds
(Cost $11,635) 11,635
Total Investments in Securities
(Cost $4,672,602) 4,173,091
Other Assets & Liabilities, Net 43,889
Net Assets 4,216,980
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2020.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2020
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 296,130 – – 296,130
Canada 299,169 – – 299,169
China 57,936 – – 57,936
Denmark 131,076 – – 131,076
Finland 43,321 – – 43,321
France 57,611 – – 57,611
Germany 53,447 – – 53,447
Hong Kong 181,022 – – 181,022
Ireland 31,663 – – 31,663
Israel 26,454 – – 26,454
Italy 79,160 – – 79,160
Japan 2,103,585 – – 2,103,585
Netherlands 154,185 – – 154,185
Singapore 206,653 – – 206,653
South Africa 40,796 – – 40,796
Spain 193,257 – – 193,257
Switzerland 79,647 – – 79,647
United Kingdom 126,344 – – 126,344
Total Common Stocks 4,161,456 – – 4,161,456
Money Market Funds 11,635 – – 11,635
Total Investments in Securities 4,173,091 – – 4,173,091
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 15
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  1.4%
Media 1.4%
Omnicom Group, Inc. 1,447 68,298
Total Communication Services 68,298
Consumer Discretionary  6.9%
Auto Components 0.7%
BorgWarner, Inc. 932 32,601
Hotels, Restaurants & Leisure 1.2%
Aramark 2,247 62,332
Leisure Products 1.3%
Hasbro, Inc. 819 67,748
Multiline Retail 0.7%
Target Corp. 234 35,620
Specialty Retail 3.0%
Best Buy Co., Inc. 591 65,926
Home Depot, Inc. (The) 219 58,409
Lowe's Cos., Inc. 186 29,407
Total 153,742
Total Consumer Discretionary 352,043
Consumer Staples  8.6%
Food & Staples Retailing 3.6%
Kroger Co. (The) 1,386 44,643
Sysco Corp. 1,267 70,078
Walgreens Boots Alliance, Inc. 1,906 64,880
Total 179,601
Food Products 5.0%
Campbell Soup Co. 919 42,890
Conagra Brands, Inc. 1,021 35,827
General Mills, Inc. 956 56,519
Ingredion, Inc. 698 49,481
JM Smucker Co. (The) 633 71,022
Total 255,739
Total Consumer Staples 435,340
Energy  6.6%
Energy Equipment & Services 1.1%
Baker Hughes Co. 2,086 30,811
Schlumberger Ltd. 1,514 22,619
Total 53,430
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp. 551 38,294
ConocoPhillips 1,543 44,161
Exxon Mobil Corp. 1,246 40,645
ONEOK, Inc. 2,161 62,669
Phillips 66 893 41,667
Valero Energy Corp. 1,382 53,359
Total 280,795
Total Energy 334,225
Financials  24.1%
Banks 9.5%
Citigroup, Inc. 1,299 53,805
Citizens Financial Group, Inc. 2,318 63,165
Comerica, Inc. 1,947 88,608
KeyCorp 4,423 57,411
M&T Bank Corp. 541 56,037
PNC Financial Services Group, Inc. (The) 550 61,534
Regions Financial Corp. 3,764 50,061
Zions Bancorp NA 1,557 50,244
Total 480,865
Capital Markets 7.0%
Ameriprise Financial, Inc.
(a)
250 40,207
Bank of New York Mellon Corp. (The) 1,596 54,839
Charles Schwab Corp. (The) 1,275 52,415
Common Stocks (continued)
Issuer Shares Value ($)
Franklin Resources, Inc. 2,009 37,669
Goldman Sachs Group, Inc. (The) 273 51,608
Morgan Stanley 970 46,705
Northern Trust Corp. 510 39,918
State Street Corp. 520 30,628
Total 353,989
Consumer Finance 2.1%
Ally Financial, Inc. 2,811 74,997
American Express Co. 357 32,573
Total 107,570
Diversified Financial Services 0.7%
Voya Financial, Inc. 733 35,133
Insurance 4.8%
Aflac, Inc. 1,103 37,447
Allstate Corp. (The) 400 35,500
Lincoln National Corp. 1,589 55,774
Prudential Financial, Inc. 749 47,951
Reinsurance Group of America, Inc. 678 68,491
Total 245,163
Total Financials 1,222,720
Health Care  7.5%
Biotechnology 3.2%
AbbVie, Inc. 684 58,208
Amgen, Inc. 174 37,748
Gilead Sciences, Inc. 1,145 66,582
Total 162,538
Health Care Providers & Services 3.9%
AmerisourceBergen Corp. 436 41,886
Cardinal Health, Inc. 1,335 61,130
CVS Health Corp. 1,064 59,680
Quest Diagnostics, Inc. 284 34,688
Total 197,384
Pharmaceuticals 0.4%
Perrigo Co. PLC 527 23,119
Total Health Care 383,041
Industrials  13.0%
Aerospace & Defense 1.7%
Huntington Ingalls Industries, Inc. 398 58,697
Northrop Grumman Corp. 95 27,533
Total 86,230
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 373 32,962
Building Products 3.8%
A O Smith Corp. 983 50,811
Allegion PLC 457 45,014
Fortune Brands Home & Security, Inc. 395 31,944
Lennox International, Inc. 98 26,623
Owens Corning 600 39,282
Total 193,674
Industrial Conglomerates 0.9%
Honeywell International, Inc. 281 46,351
Machinery 4.7%
Cummins, Inc. 319 70,145
IDEX Corp. 173 29,477
Parker-Hannifin Corp. 292 60,841
Snap-on, Inc. 486 76,560
Total 237,023
Professional Services 1.3%
Robert Half International, Inc. 1,281 64,934
Total Industrials 661,174

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2020
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2020 are as follows:
(b) The rate shown is the seven-day current annualized yield at October 31, 2020.
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  9.8%
Communications Equipment 1.7%
Juniper Networks, Inc. 1,954 38,533
Motorola Solutions, Inc. 314 49,631
Total 88,164
Electronic Equipment, Instruments & Components 0.7%
FLIR Systems, Inc. 957 33,198
IT Services 0.9%
International Business Machines Corp. 431 48,125
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc. 628 37,196
Lam Research Corp. 72 24,630
Skyworks Solutions, Inc. 218 30,801
Texas Instruments, Inc. 286 41,353
Total 133,980
Software 1.2%
Oracle Corp. 1,060 59,477
Technology Hardware, Storage & Peripherals 2.7%
Hewlett Packard Enterprise Co. 7,206 62,260
HP, Inc. 4,172 74,929
Total 137,189
Total Information Technology 500,133
Materials  9.0%
Chemicals 4.6%
Celanese Corp. 708 80,365
LyondellBasell Industries NV Class A 1,034 70,777
Mosaic Co. (The) 1,552 28,712
PPG Industries, Inc. 427 55,391
Total 235,245
Containers & Packaging 1.7%
International Paper Co. 1,976 86,450
Metals & Mining 2.7%
Nucor Corp. 1,221 58,315
Steel Dynamics, Inc. 2,465 77,598
Total 135,913
Total Materials 457,608
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  12.4%
Electric Utilities 6.9%
American Electric Power Co., Inc. 389 34,983
Edison International 1,279 71,675
Exelon Corp. 1,946 77,626
FirstEnergy Corp. 2,225 66,127
NextEra Energy, Inc. 372 27,234
OGE Energy Corp. 2,382 73,294
Total 350,939
Gas Utilities 2.0%
Atmos Energy Corp. 438 40,151
UGI Corp. 1,987 64,260
Total 104,411
Independent Power and Renewable Electricity Producers
0.8%
AES Corp. (The) 1,993 38,863
Multi-Utilities 2.1%
DTE Energy Co. 420 51,836
Sempra Energy 444 55,660
Total 107,496
Water Utilities 0.6%
American Water Works Co., Inc. 201 30,253
Total Utilities 631,962
Total Common Stocks
(Cost $5,149,595) 5,046,544
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.004%
(b)
26,626 26,626
Total Money Market Funds
(Cost $26,626) 26,626
Total Investments in Securities
(Cost $5,176,221) 5,073,170
Other Assets & Liabilities, Net 11,310
Net Assets 5,084,480
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 31,234 22,372 (16,397) 2,998 40,207 281 960 250

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 17
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 68,298 – – 68,298
Consumer Discretionary 352,043 – – 352,043
Consumer Staples 435,340 – – 435,340
Energy 334,225 – – 334,225
Financials 1,222,720 – – 1,222,720
Health Care 383,041 – – 383,041
Industrials 661,174 – – 661,174
Information Technology 500,133 – – 500,133
Materials 457,608 – – 457,608

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2020
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 631,962 – – 631,962
Total Common Stocks 5,046,544 – – 5,046,544
Money Market Funds 26,626 – – 26,626
Total Investments in Securities 5,073,170 – – 5,073,170
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 19
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,672,602 and $5,144,745, respectively) $4,173,091 $5,032,963
Affiliated issuers (cost $– and $31,476, respectively) – 40,207
Foreign currency (cost $608 and $–) 608 –
Receivable for:
Dividends 31,208 12,869
Reclaims receivable 13,756 –
Total assets 4,218,663 5,086,039
Liabilities
Payable for:
Investment management fees 1,683 1,559
Total liabilities 1,683 1,559
Net assets applicable to outstanding capital stock $4,216,980 $5,084,480
Represented by:
Paid-in capital $5,921,059 $5,546,433
Total distributable earnings (loss) (1,704,079) (461,953)
Total - representing net assets applicable to outstanding capital stock $4,216,980 $5,084,480
Shares outstanding 200,040 200,045
Net asset value per share $21.08 $25.42

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2020
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $181,781 $171,049
Dividends - affiliated issuers – 960
Foreign taxes withheld (20,512) –
Total income 161,269 172,009
Expenses:
Investment management fees 20,490 18,081
Overdraft expense 217 –
Total expenses 20,707 18,081
Net investment income 140,562 153,928
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (483,869) (336,002)
Investments - affiliated issuers – 281
Foreign currency translations (8,372) –
Net realized loss (492,241) (335,721)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (450,106) (356,167)
Investments - affiliated issuers – 2,998
Foreign currency translations 884 –
Net change in unrealized depreciation (449,222) (353,169)
Net realized and unrealized loss (941,463) (688,890)
Net decrease in net assets resulting from operations $(800,901) $(534,962)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 21
Columbia Sustainable International
Equity Income ETF
Columbia Sustainable U.S. Equity
Income ETF
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income $140,562 $201,559 $153,928 $120,634
Net realized loss (492,241) (1,151,766) (335,721) (6,928)
Net change in unrealized appreciation (depreciation) (449,222) 1,276,246 (353,169) 222,715
Net increase (decrease) in net assets resulting from operations (800,901) 326,039 (534,962) 336,421
Distributions to shareholders
Net investment income and net realized gains (138,912) (486,549) (162,454) (284,203)
Shareholder transactions
Proceeds from shares sold – 1,292,563 1,490,583 –
Cost of shares redeemed – (9,318,045) – –
Net increase (decrease) in net assets resulting from shareholder transactions – (8,025,482) 1,490,583 –
Increase (decrease) in net assets (939,813) (8,185,992) 793,167 52,218
Net Assets:
Net assets beginning of year 5,156,793 13,342,785 4,291,313 4,239,095
Net assets at end of year $4,216,980 $5,156,793 $5,084,480 $4,291,313
Capital stock activity
Shares outstanding, beginning of year 200,040 500,040 150,045 150,045
Subscriptions – 50,000 50,000 –
Redemptions – (350,000) – –
Shares outstanding, end of year 200,040 200,040 200,045 150,045

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2020
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Sustainable International Equity Income ETF
Year Ended October 31 ,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$25.78 $26.68 $30.59 $25.34 $24.51
Income (loss) from investment operations:
Net investment income 0.70 0.87 0.92 0.76 0.24
Net realized and unrealized gain (loss) (4.71) 0.50 (3.32) 5.47 0.81
Total from investment operations (4.01) 1.37 (2.40) 6.23 1.05
Less distributions to shareholders:
Net investment income (0.69) (1.01) (0.94) (0.65) (0.22)
Net realized gains – (1.26) (0.57) (0.33) –
Total distribution to shareholders (0.69) (2.27) (1.51) (0.98) (0.22)
Net asset value, end of year $21.08 $25.78 $26.68 $30.59 $25.34
Total Return at NAV (15.68)% 6.05% (8.25)% 25.13% 4.27%
Total Return at Market (15.02)% 8.74% (9.30)% 25.58% 7.13%
Ratios to average net assets:
Total gross expenses
(b)
0.45%
(c)
0.45%
(d)
0.45% 0.45% 0.45%
(e)
Total net expenses
(b)(f)
0.45%
(c)
0.45%
(d)
0.45% 0.45% 0.45%
(e)
Net investment income 3.08% 3.43% 3.11% 2.71% 2.50%
(e)
Supplemental data
Net assets, end of
year
(in thousands) $4,217 $5,157 $13,343 $12,239 $5,070
Portfolio turnover 98% 76% 82% 87% 22%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2020 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Annualized
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 23
Columbia Sustainable U.S. Equity Income ETF
Year Ended October 31 ,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$28.60 $28.25 $30.30 $25.86 $24.68
Income (loss) from investment operations:
Net investment income 0.78 0.80 0.77 0.73 0.19
Net realized and unrealized gain (loss) (3.15) 1.44 0.64 4.72 1.16
Total from investment operations (2.37) 2.24 1.41 5.45 1.35
Less distributions to shareholders:
Net investment income (0.74) (0.78) (0.75) (0.67) (0.17)
Net realized gains (0.07) (1.11) (2.71) (0.34) –
Total distribution to shareholders (0.81) (1.89) (3.46) (1.01) (0.17)
Net asset value, end of year $25.42 $28.60 $28.25 $30.30 $25.86
Total Return at NAV (8.18)% 9.19% 4.35% 21.36% 5.47%
Total Return at Market (8.64)% 9.04% 4.51% 21.40% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.35% 0.35%
(c)
0.35% 0.35% 0.35%
(d)
Total net expenses
(b)(e)
0.35% 0.35%
(c)
0.35% 0.35% 0.35%
(d)
Net investment income 2.98% 2.94% 2.55% 2.53% 1.96%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $5,084 $4,291 $4,239 $3,031 $5,172
Portfolio turnover 77% 56% 61% 55% 15%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2020
24 Strategic Beta ETFs | Annual Report 2020
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity
Income ETF. Each Fund currently operates as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 25
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
26 Strategic Beta ETFs | Annual Report 2020
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 27
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of distributions for investments, distribution reclassifications and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Funds
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Sustainable International Equity Income ETF 1,185 (1,185) -
Columbia Sustainable U.S. Equity Income ETF (306) 306 -
Year Ended October 31, 2020 Year Ended October 31, 2019
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Sustainable International Equity Income
ETF 138,912 - 138,912 370,010 116,539 486,549
Columbia Sustainable U.S. Equity Income ETF 147,869 14,585 162,454 284,203 - 284,203

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
28 Strategic Beta ETFs | Annual Report 2020
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
At October 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2020, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2020, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2020, the cost basis of securities contributed was as follows:
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 30,938 - (1,211,669) (523,348)
Columbia Sustainable U.S. Equity Income ETF 13,760 - (329,920) (145,794)
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 4,696,439 164,613 (687,961) (523,348)
Columbia Sustainable U.S. Equity Income ETF 5,218,964 450,116 (595,910) (145,794)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Sustainable International Equity Income ETF 383,321 828,348 1,211,669 -
Columbia Sustainable U.S. Equity Income ETF 112,088 217,832 329,920 -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Sustainable International Equity Income ETF 4,383,685 4,401,511
Columbia Sustainable U.S. Equity Income ETF 3,901,487 3,924,055
Funds Contributions ($)
Columbia Sustainable International Equity Income ETF -
Columbia Sustainable U.S. Equity Income ETF 1,484,387

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 29
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2020.
Significant risks
Financial sector risk
The Funds may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable International Equity Income ETF - - -
Columbia Sustainable U.S. Equity Income ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
30 Strategic Beta ETFs | Annual Report 2020
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific region concentration risk
Columbia Sustainable International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Geographic focus risk – Japan
Columbia Sustainable International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan's economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan's economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan's economy. As a result of the Fund's investment in Japanese securities, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 31
issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q),

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
32 Strategic Beta ETFs | Annual Report 2020
annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2020 33
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Sustainable International Equity Income
ETF and Columbia Sustainable U.S. Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (two of the
funds constituting Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2020 and for the period June 13, 2016 (commencement of operations)
through October 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the four years in the period ended October
31, 2020 and for the period June 13, 2016 (commencement of operations) through October 31, 2016 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2020
We have served as auditors of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
34 Strategic Beta ETFs | Annual Report 2020
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2020 . Shareholders will be notiﬁed in early 2021 of the amounts for use in preparing 2020 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Funds report the following for ordinary income distributions:
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Funds DRD QDI
Columbia Sustainable International Equity Income ETF 0.00% 89.24%
Columbia Sustainable U.S. Equity Income ETF 100.00% 100.00%
Funds
Columbia Sustainable International
Equity Income ETF $138,912
Columbia Sustainable U.S. Equity
Income ETF 147,869
Columbia Sustainable International Equity Income ETF
Foreign Taxes Paid $20,512
Foreign Taxes Paid Per Share .10
Foreign Source Income 181,668
Foreign Source Income Per Share 0.91

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2020 35
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board. The Board approved the nomination of and recommended the election of 17 nominees to the Board, effecting a consolidation of the Board and the board of trustees overseeing Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust. At a
shareholder meeting held on December 22, 2020, shareholders approved the nominees, effective January 1, 2021.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
110 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
110 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-
2020); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
36 Strategic Beta ETFs | Annual Report 2020
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
110 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, DR Bank (Audit
Committee) since 2017;
Director, Evercore Inc.
(Audit Committee,
Nominating and
Governance Committee)
since 2019
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
110 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010;  2003; Board
of Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Board of Directors, The
MA Business Roundtable
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
110 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Chair of the Board
since 1/20;
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
110 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 37
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
110 Trustee, Penn Mutual
Life Insurance Company
since March 2008;
Director, Renaissance Re
Holdings Ltd. since May
2008; former Trustee,
BofA Funds Series Trust
(11 funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
110 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Trustee,
Hollingsworth Funds
since 2016 (previously
Board Chair from 2016-
2019); Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
110 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
38 Strategic Beta ETFs | Annual Report 2020
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chief Executive Officer, Global Asset
Management, Ameriprise Financial, Inc.
since September 2012; Chairman of the
Board and President, Columbia Management
Investment Advisers, LLC since July
2004 and February 2012, respectively;
Chairman of the Board and Chief Executive
Officer, Columbia Management Investment
Distributors, Inc. since November 2008 and
February 2012, respectively; Chairman of
the Board and Director, Threadneedle Asset
Management Holdings, Sàrl since March
2013 and December 2008, respectively;
senior executive of various entities affiliated
with Columbia Threadneedle
162
Trustee, Columbia Funds
since November 2001

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 39
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer,
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 –
January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer, Chief
Accounting Officer
(Principal Accounting
Officer) (2019), and
Principal Financial Officer
(2020)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010; Chief Compliance Officer, Columbia Acorn/ Wanger Funds since
December 2015.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/ Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
Born 1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015); previously, Senior Vice President of Investment
Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity
Investments (January 2012 – March 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart -Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
40 Strategic Beta ETFs | Annual Report 2020
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Sustainable International Equity
Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, and ETF and collectively, the ETFs). Under each investment management services agreement (each, an IMS Agreement and collectively, the IMS Agreements), Columbia
Threadneedle provides investment advice and other services to each ETF and other funds distributed by Columbia
Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, each ETF’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreements. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020,
including reports providing the results of analyses performed by an independent organization, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the
Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment
Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS
Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the IMS Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage the ETFs through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative oversight services provided to the ETFs by
Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative oversight services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the IMS
Agreements, the Board also took into account the organization and strength of the ETFs’ and Columbia Threadneedle’s

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2020 41
compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.
The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETFs under the IMS Agreements. It was observed that the services being performed under the IMS Agreements were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide quality services to the ETFs.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreements, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each ETF (particularly relative to the index of which each ETF seeks to replicate performance) and the net assets of each ETF. The Board also reviewed index tracking error data for each ETF. The Board observed that each ETF’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreements. In considering the proposed level of fees under the IMS Agreements, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.
The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe). The Board observed that each of the ETF’s unified fee rates approximated the median expenses paid by funds in each ETF’s comparative peer universe. Based on its review, the Board concluded that each
ETF’s management fee was fair and reasonable in light of the extent and quality of services that each ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETFs. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia
Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board considered that each IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
42 Strategic Beta ETFs | Annual Report 2020
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2020 43
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN271_10_K01_(12/20)
CET001208
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2020
Columbia Diversified Fixed Income Allocation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2020

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 31
Federal Income Tax Information 32
Trustees and Officers 33
Approval of Investment Management Services Agreement 38
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Annual Report 2020 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 10/12/17 5.69 5.53
Net Asset Value 10/12/17 5.71 5.44
{
Beta Advantage®
}
Multi-Sector Bond
Index 6.30 5.66
Bloomberg Barclays U.S. Aggregate
Bond Index 6.19 4.98

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (October 12, 2017 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2020)
AAA rating 22.4
AA rating 7.8
A rating 0.0*
BBB rating 21.4
BB rating 22.7
B rating 10.0
Not rated 15.7
Total 100.0
* Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Portfolio breakdown (%) (at October 31, 2020 )
Corporate Bonds 47.6
Foreign Government Obligations 21.6
U.S. Treasury Obligations 14.3
U.S. Government & Agency Obligations 14.0
Money Market Fund 2.5
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Strategic Beta ETFs | Annual Report 2020 5
For the 12-month period that ended October 31, 2020, the Fund returned 5.71% based on net asset value (NAV) and
5.69% based on market price. The Beta Advantage ® Multi-Sector Bond Index (the Index), against which the performance of the Fund is measured, returned 6.30% during the same period. To compare, the Bloomberg Barclays U.S. Aggregate Bond
Index returned 6.19% for the same period.
The Fund had an NAV of $20.78 on October 31, 2019 and ended the annual period on October 31, 2020 with an NAV of
$21.36. The Fund’s market price on October 31, 2020 was $21.42 per share.
Market overview
As the annual period began in the last two months of 2019, fixed-income market performance was mixed. In November
2019, bond market returns cooled as the U.S. Federal Reserve (Fed) indicated that its October 30, 2019 interest rate cut likely represented the end of its mid-cycle “insurance policy” downward adjustment in rates. Economic data was mediocre, and markets were monitoring a host of geopolitical factors, including U.S.-China trade tensions, street protests in Hong Kong, the Brexit outlook and impeachment hearings against the U.S. President. December 2019 saw a rally aided by the announcement of a U.S.-China Phase One trade deal in principle and stabilizing economic data. The Fed left interest rates unchanged at its December meeting. Corporate bonds led performance within the Bloomberg Barclays
U.S. Aggregate Bond Index in the last months of 2019, benefiting from positive earnings trends and an improved growth outlook. U.S. Treasuries posted negative returns, as yields rose on longer maturities and remained relatively anchored on shorter maturities. (There is an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.)
Virtually all asset classes experienced historic disruption in the first quarter of 2020, as the emergence of the COVID-19 pandemic brought the global economy to a near halt. Investors aggressively sold out of riskier assets in favor of traditional safe havens, which pushed 10-year U.S. Treasury yields to a new intra-day low of 0.31% in early March. Policy makers globally responded with dramatic measures in an effort to keep businesses and consumers afloat. The Fed cut its benchmark overnight lending rate to zero, resurrected financial crisis-era lending facilities and launched an asset-
purchase program covering U.S. Treasuries, mortgage-backed securities, municipal bonds and corporate issues. On the fiscal side, in late March, the U.S. government passed a $2.2 trillion stimulus package. U.S. Treasury yields finished the quarter near all-time lows, with the 10-year U.S. Treasury note yield declining from 1.92% to 0.70%. In turn, U.S.
Treasuries led performance within the U.S. fixed-income market by a wide margin given the heightened risk aversion and decline in interest rates. Securitized assets, which include agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, were affected by the broad-based market volatility but also posted positive returns overall. However, the outlook for negative economic growth drove a sharp sell-off in investment-grade corporate debt beginning in late February, before the news of the Fed’s plan to include corporate bonds in its asset-purchase program led the sector to regain some ground. High-yield corporate bonds were among the worst performing sectors in the quarter, challenged not only by plummeting risk sentiment but also by falling oil prices and poor liquidity.
Many of the themes that dramatically weighed on markets in March reversed during the second quarter of 2020.
Economies slowly began to reopen, and the Fed’s emergency stimulus measures had successfully restored liquidity and function to financial markets. Together, these factors drove heightened risk appetite. In turn, high-yield corporate bonds led gains, posting the sector’s strongest quarterly result since the depths of the global financial crisis more than a decade earlier. Investment-grade corporate bonds also performed well. U.S. Treasuries generated only modest gains, as yields moved in a relatively narrow range during the quarter, with easy monetary policy working to depress volatility.
Investors continued to be heartened during the third quarter of 2020 by improving economic data and headlines around progress toward one or more COVID-19 vaccines. In a late-August speech, Fed Chair Powell outlined a new inflation targeting framework wherein the central bank would delay hiking overnight lending rates until inflation modestly overshoots its 2% target. The Fed also suggested it does not expect to raise interest rates until at least 2023, which further bolstered sentiment that easy monetary policy and lower interest rates would persist for some time. U.S.
Treasuries generated slim returns for the quarter, as yields remained rangebound. Credit-sensitive areas of the fixed-
income market were stronger, with most gains coming in July. Riskier sectors moved mostly sideways during August before stimulus talks in Congress broke down and fears of a litigated U.S. presidential election outcome entered the narrative. Even so, credit sectors held up well in the face of equity volatility as the quest for yield persisted. Among

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
6 Strategic Beta ETFs | Annual Report 2020
securitized sectors, agency mortgage-backed securities underperformed similar-duration U.S. Treasuries during the quarter, as elevated prepayments remained a dominant theme.
In October 2020, markets were volatile, and fixed-income sectors generated mixed performance. Corporate bonds held up well overall, outperforming government bonds even as concerns around a resurgence of COVID-19 cases heightened.
Mid-October saw a burst of investor optimism, as it appeared negotiations over a stimulus package were progressing. But sentiment reversed sharply in the last week of the month on elevated case numbers of the pandemic. The 10-year U.S.
Treasury yield rose for the month on expectations of stimulus and reasonably positive economic data.
Index outpaced Bloomberg Barclays U.S. Aggregate Bond Index during annual period
Of the six sectors in which the Fund invests, Index constituents in all six — U.S. Treasuries, emerging markets sovereign and quasi-sovereign debt, U.S. high-yield corporate debt, global non-U.S. dollar-denominated sovereign debt, U.S. agency mortgage-backed securities and U.S. investment-grade corporate debt — contributed positively to the Index’s results relative to the Bloomberg Barclays U.S. Aggregate Bond Index during the annual period.
The Fund had a weighted average duration of 6.06 years, a weighted average maturity of 10.01 years, a weighted average yield to maturity of 2.78% and a weighted average coupon of 4.03% as of October 31, 2020. The 30-day SEC yield of the
Fund at the end of the annual period was 2.33%.
Fixed income securities involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2020 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2020 — October 31, 2020
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,058.80 1,023.73 1.45 1.42 0.28

PORTFOLIO OF INVESTMENTS
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Annual Report 2020
Corporate Bonds   51.1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
5.150%, 05/01/30 760,000 844,862
Howmet Aerospace, Inc.
6.875%, 05/01/25 500,000 555,890
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 218,471
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 180,192
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 801,147
Rolls-Royce PLC
5.750%, 10/15/27
(a)
200,000 202,474
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,149,140
Textron, Inc.
3.000%, 06/01/30 462,000 483,426
3.900%, 09/17/29 12,000 13,416
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,536,000 2,644,572
8.000%, 12/15/25
(a)
50,000 54,139
Total 7,147,729
Airlines 0.7%
American Airlines, Inc.
11.750%, 07/15/25
(a)
1,165,000 1,133,432
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 86,954
3.625%, 03/15/22 608,000 595,589
3.750%, 10/28/29 680,000 569,424
7.375%, 01/15/26 160,000 164,679
Southwest Airlines Co.
2.625%, 02/10/30 513,000 484,434
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
700,000 742,122
Total 3,776,634
Apartment REIT 0.2%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 406,133
Essex Portfolio LP
3.000%, 01/15/30 218,000 233,213
Mid-America Apartments LP
3.950%, 03/15/29 140,000 160,831
UDR, Inc.
Series MTN, 3.200%, 01/15/30 220,000 240,849
Total 1,041,026
Automotive 1.3%
Allison Transmission, Inc.
5.000%, 10/01/24
(a)
576,000 581,048
BorgWarner, Inc.
2.650%, 07/01/27 200,000 209,918
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
645,000 671,391
Ford Motor Co.
4.346%, 12/08/26 1,609,000 1,632,841
8.500%, 04/21/23 583,000 643,406
9.000%, 04/22/25 1,095,000 1,290,034
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 530,176
4.350%, 04/09/25 200,000 218,580
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23 943,000 937,266
Total 6,714,660
Banking 1.5%
Ally Financial, Inc.
5.750%, 11/20/25 919,000 1,044,434
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 414,996
Barclays PLC
4.836%, 05/09/28 700,000 771,393
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 292,917
Capital One Financial Corp.
3.750%, 07/28/26 64,000 70,329
3.800%, 01/31/28 430,000 483,174
Deutsche Bank AG
4.500%, 04/01/25 500,000 509,085
Deutsche Bank AG/New York NY
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 193,640
Fifth Third Bancorp
2.550%, 05/05/27 672,000 716,058
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
575,000 626,669
KeyCorp
Series MTN, 2.250%, 04/06/27 324,000 340,713
Series MTN, 2.550%, 10/01/29 242,000 257,231
Natwest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 234,407
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 620,124
Synchrony Financial
5.150%, 03/19/29 265,000 311,604
UniCredit SpA
5.459%, 06/30/35
(a)
800,000 812,762
7.296%, 04/02/34
(a)
300,000 344,151
Westpac Banking Corp.
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 168,473
Total 8,212,160
Brokerage/Asset Managers/Exchanges 0.4%
Intercontinental Exchange, Inc.
2.100%, 06/15/30 580,000 596,350
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 318,546
Lazard Group LLC
4.375%, 03/11/29 234,000 267,719
LPL Holdings, Inc.
5.750%, 09/15/25
(a)
500,000 517,729
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 211,394
Total 1,911,738
Building Materials 0.2%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 257,230
Standard Industries, Inc.
4.375%, 07/15/30
(a)
725,000 748,995
Total 1,006,225

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cable and Satellite 2.3%
Altice Financing SA
5.000%, 01/15/28
(a)
600,000 582,147
7.500%, 05/15/26
(a)
1,250,000 1,304,772
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
1,670,000 1,755,649
5.125%, 05/01/27
(a)
2,018,000 2,119,233
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 418,000 472,758
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
600,000 604,474
CSC Holdings LLC
5.500%, 05/15/26
(a)
400,000 416,111
6.500%, 02/01/29
(a)
1,050,000 1,165,148
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
250,000 265,546
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
100,000 100,528
Sirius XM Radio, Inc.
4.625%, 07/15/24
(a)
300,000 309,368
5.000%, 08/01/27
(a)
1,211,000 1,267,957
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 209,764
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
400,000 398,002
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
600,000 641,351
Ziggo BV
5.500%, 01/15/27
(a)
700,000 726,311
Total 12,339,119
Chemicals 0.6%
Chemours Co. (The)
6.625%, 05/15/23 642,000 639,599
Dow Chemical Co. (The)
4.800%, 11/30/28 245,000 294,883
DuPont de Nemours, Inc.
4.725%, 11/15/28 566,000 678,222
Eastman Chemical Co.
4.500%, 12/01/28 782,000 913,196
Nutrien Ltd.
4.200%, 04/01/29 322,000 379,349
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 427,101
Total 3,332,350
Construction Machinery 0.3%
H&E Equipment Services, Inc.
5.625%, 09/01/25 400,000 414,615
United Rentals North America, Inc.
4.875%, 01/15/28 1,299,000 1,364,153
Total 1,778,768
Consumer Cyclical Services 0.6%
Expedia Group, Inc.
3.250%, 02/15/30 100,000 97,131
4.625%, 08/01/27
(a)
400,000 418,439
IHS Markit Ltd.
4.250%, 05/01/29 250,000 287,259
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
1,034,000 1,101,353
Service Corp International
3.375%, 08/15/30 400,000 405,542
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Staples, Inc.
7.500%, 04/15/26
(a)
893,000 833,905
Total 3,143,629
Consumer Products 0.5%
Clorox Co. (The)
3.900%, 05/15/28 100,000 117,635
Hasbro, Inc.
3.900%, 11/19/29 376,000 404,820
Mattel, Inc.
6.750%, 12/31/25
(a)
747,000 784,564
Newell Brands, Inc.
4.700%, 04/01/26 1,541,000 1,641,767
Total 2,948,786
Diversified Manufacturing 1.0%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 291,237
Carrier Global Corp.
2.722%, 02/15/30
(a)
730,000 763,855
Griffon Corp.
5.750%, 03/01/28 460,000 482,102
Johnson Controls International PLC
3.900%, 02/14/26 73,000 82,670
Raytheon Technologies Corp.
3.950%, 08/16/25 100,000 113,648
4.125%, 11/16/28 448,000 525,166
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 212,042
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 254,162
Vertical US Newco, Inc.
5.250%, 07/15/27
(a)
450,000 463,084
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
300,000 323,688
7.250%, 06/15/28
(a)
1,067,000 1,167,463
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 584,000 675,232
Total 5,354,349
Electric 1.9%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 583,563
Calpine Corp.
4.500%, 02/15/28
(a)
865,000 879,720
5.125%, 03/15/28
(a)
660,000 680,709
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
400,000 420,373
Dominion Energy, Inc.
4.250%, 06/01/28 268,000 315,389
DTE Energy Co.
Series C, 3.400%, 06/15/29 483,000 538,531
Duke Energy Corp.
2.450%, 06/01/30 452,000 472,963
3.150%, 08/15/27 136,000 149,425
Edison International
5.750%, 06/15/27 263,000 298,852
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 481,094
FirstEnergy Corp.
Series B, 3.900%, 07/15/27 90,000 95,930
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 320,000 359,927

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NRG Energy, Inc.
6.625%, 01/15/27 886,000 932,121
Pacific Gas and Electric Co.
2.500%, 02/01/31 310,000 293,248
4.550%, 07/01/30 570,000 614,002
PG&E Corp.
5.000%, 07/01/28 200,000 200,273
5.250%, 07/01/30 840,000 840,000
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 612,488
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
530,000 553,048
5.625%, 02/15/27
(a)
502,000 524,590
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 158,916
Total 10,005,162
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28 367,000 434,486
Finance Companies 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 141,761
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 563,803
GATX Corp.
4.700%, 04/01/29 86,000 103,124
GE Capital Funding LLC
4.400%, 05/15/30
(a)
200,000 218,581
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
818,637 548,238
Navient Corp.
6.500%, 06/15/22 598,000 614,207
OneMain Finance Corp.
6.125%, 03/15/24 50,000 52,572
7.125%, 03/15/26 1,424,000 1,578,271
Quicken Loans LLC
5.250%, 01/15/28
(a)
500,000 523,428
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
331,000 326,276
Total 4,670,261
Food and Beverage 2.4%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 1,041,000 1,261,127
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,115,000 1,125,471
B&G Foods, Inc.
5.250%, 04/01/25 700,000 720,390
Campbell Soup Co.
4.150%, 03/15/28 312,000 361,146
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 470,704
General Mills, Inc.
4.200%, 04/17/28 455,000 533,875
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
804,000 877,287
6.500%, 04/15/29
(a)
475,000 533,613
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 554,659
Kraft Heinz Foods Co.
3.000%, 06/01/26 1,738,000 1,773,566
3.950%, 07/15/25 489,000 529,403
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
597,000 618,158
4.875%, 11/01/26
(a)
242,000 251,099
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
677,000 693,925
Pilgrim's Pride Corp.
5.875%, 09/30/27
(a)
300,000 317,066
Post Holdings, Inc.
4.625%, 04/15/30
(a)
200,000 205,510
5.750%, 03/01/27
(a)
1,123,000 1,176,544
Sysco Corp.
5.950%, 04/01/30 530,000 676,614
Tyson Foods, Inc.
4.350%, 03/01/29 260,000 311,847
Total 12,992,004
Foreign Agencies 6.6%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,506,851
5.125%, 03/14/28 2,200,000 2,485,524
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 313,382
Series REGS, 4.848%, 09/26/28 2,550,000 2,844,383
Ecopetrol SA
5.375%, 06/26/26 1,800,000 1,987,677
6.875%, 04/29/30 1,350,000 1,616,970
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 1,386,000 2,069,044
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,300,000 1,391,764
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 762,975
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 700,000 796,475
Series REGS, 6.530%, 11/15/28 800,000 968,467
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,126,537
Series REGS, 5.375%, 04/24/30 530,000 631,672
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 698,023
Series REGS, 5.450%, 05/21/28 1,200,000 1,411,470
Petrobras Global Finance BV
5.093%, 01/15/30 2,505,000 2,620,346
5.999%, 01/27/28 2,301,000 2,577,306
Petroleos Mexicanos
6.500%, 03/13/27 4,642,000 4,315,374
6.840%, 01/23/30 3,159,000 2,828,686
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 1,925,000 2,190,797
Total 35,143,723
Gaming 1.5%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
1,410,000 1,450,360
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,287,298
Las Vegas Sands Corp.
3.900%, 08/08/29 237,000 236,872
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 201,981
5.375%, 12/04/29
(a)
400,000 385,500

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 464,000 488,155
Sands China Ltd.
5.400%, 08/08/28 300,000 327,823
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
865,000 867,635
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
7.000%, 07/15/26
(a)
520,000 550,112
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
284,000 288,602
4.625%, 12/01/29
(a)
710,000 737,862
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
640,000 595,049
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
200,000 185,368
5.500%, 01/15/26
(a)
200,000 193,881
Total 7,796,498
Health Care 2.6%
Avantor, Inc.
6.000%, 10/01/24
(a)
1,560,000 1,630,317
Becton Dickinson and Co.
3.700%, 06/06/27 19,000 21,503
Boston Scientific Corp.
4.000%, 03/01/29 191,000 220,704
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 66,436
Cigna Corp.
4.375%, 10/15/28 850,000 1,005,865
CVS Health Corp.
4.300%, 03/25/28 1,614,000 1,871,838
DaVita, Inc.
3.750%, 02/15/31
(a)
300,000 288,409
4.625%, 06/01/30
(a)
1,226,000 1,245,177
HCA, Inc.
3.500%, 09/01/30 1,190,000 1,215,230
4.125%, 06/15/29 443,000 501,986
5.875%, 02/15/26 821,000 927,903
Hologic, Inc.
3.250%, 02/15/29
(a)
500,000 502,965
IQVIA, Inc.
5.000%, 05/15/27
(a)
400,000 420,305
5.000%, 10/15/26
(a)
400,000 414,983
Laboratory Corp. of America Holdings
3.600%, 09/01/27 190,000 215,812
MEDNAX, Inc.
6.250%, 01/15/27
(a)
533,000 549,762
Stryker Corp.
1.950%, 06/15/30 230,000 233,202
Tenet Healthcare Corp.
4.625%, 07/15/24 1,811,000 1,841,470
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 565,000 614,339
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 240,000 266,060
Total 14,054,266
Healthcare Insurance 0.7%
Anthem, Inc.
4.101%, 03/01/28 760,000 876,942
Centene Corp.
4.250%, 12/15/27 1,069,000 1,124,910
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.625%, 12/15/29 1,669,000 1,817,097
Total 3,818,949
Healthcare REIT 0.6%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 286,000 320,117
Diversified Healthcare Trust
9.750%, 06/15/25 520,000 571,368
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 316,000 337,027
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 160,933
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 685,000 717,549
5.000%, 10/15/27 350,000 364,624
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 261,000 263,925
Ventas Realty LP
4.400%, 01/15/29 297,000 335,209
Welltower, Inc.
4.250%, 04/15/28 145,000 164,709
Total 3,235,461
Home Construction 0.2%
Lennar Corp.
4.750%, 11/29/27 825,000 941,147
Independent Energy 1.4%
Apache Corp.
4.375%, 10/15/28 200,000 183,026
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 46,580
Cimarex Energy Co.
4.375%, 03/15/29 230,000 247,664
Concho Resources, Inc.
4.300%, 08/15/28 316,000 362,793
Continental Resources, Inc.
4.375%, 01/15/28 1,490,000 1,341,177
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
573,000 562,846
Diamondback Energy, Inc.
3.500%, 12/01/29 360,000 357,879
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
710,000 738,400
EQT Corp.
3.900%, 10/01/27 1,206,000 1,157,947
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 174,236
Noble Energy, Inc.
3.250%, 10/15/29 154,000 170,798
Occidental Petroleum Corp.
2.900%, 08/15/24 1,995,000 1,660,331
WPX Energy, Inc.
4.500%, 01/15/30 290,000 278,383
Total 7,282,060
Integrated Energy 0.2%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,140,000 1,156,891
Leisure 0.9%
Carnival Corp.
9.875%, 08/01/27
(a)
100,000 104,012
11.500%, 04/01/23
(a)
2,083,000 2,292,549

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
420,000 425,214
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
560,000 603,058
Royal Caribbean Cruises Ltd.
9.125%, 06/15/23
(a)
420,000 437,337
10.875%, 06/01/23
(a)
600,000 654,468
11.500%, 06/01/25
(a)
300,000 343,177
Total 4,859,815
Life Insurance 0.4%
American International Group, Inc.
4.200%, 04/01/28 335,000 390,721
Brighthouse Financial, Inc.
3.700%, 06/22/27 377,000 397,313
Equitable Holdings, Inc.
4.350%, 04/20/28 203,000 233,119
Lincoln National Corp.
3.050%, 01/15/30 320,000 343,420
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 395,550
Reinsurance Group of America, Inc.
3.900%, 05/15/29 380,000 433,593
Voya Financial, Inc.
4.700%, (3-month USD LIBOR +
2.084%), 01/23/48
(b)
50,000 49,856
Total 2,243,572
Lodging 0.5%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 208,357
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30 100,000 102,895
5.125%, 05/01/26 1,374,000 1,398,045
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 678,885
Marriott International, Inc.
4.625%, 06/15/30 200,000 213,464
Total 2,601,646
Materials 0.1%
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
704,000 804,980
Media and Entertainment 1.6%
Activision Blizzard, Inc.
3.400%, 06/15/27 20,000 22,593
AMC Networks, Inc.
5.000%, 04/01/24 530,000 532,604
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,083,928
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
1,375,000 804,546
Discovery Communications LLC
3.950%, 03/20/28 445,000 500,582
Fox Corp.
3.500%, 04/08/30 436,000 487,405
Moody's Corp.
4.250%, 02/01/29 268,000 318,985
Netflix, Inc.
4.875%, 04/15/28 100,000 112,450
5.875%, 11/15/28 1,826,000 2,182,185
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
550,000 567,316
TEGNA, Inc.
4.625%, 03/15/28
(a)
100,000 98,769
5.000%, 09/15/29 925,000 936,420
Univision Communications, Inc.
6.625%, 06/01/27
(a)
800,000 807,910
Total 8,455,693
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
4.625%, 08/01/30 530,000 570,608
Newmont Corp.
2.250%, 10/01/30 237,000 244,500
Novelis Corp.
4.750%, 01/30/30
(a)
300,000 304,255
5.875%, 09/30/26
(a)
1,229,000 1,268,252
Nucor Corp.
2.700%, 06/01/30 100,000 106,877
Steel Dynamics, Inc.
3.250%, 01/15/31 250,000 271,256
U.S. Steel Corp.
12.000%, 06/01/25
(a)
860,000 954,485
Total 3,720,233
Midstream 2.0%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 104,482
5.125%, 06/30/27 57,000 63,872
Cheniere Energy Partners LP
4.500%, 10/01/29 699,000 712,542
5.250%, 10/01/25 720,000 732,360
DCP Midstream Operating LP
5.375%, 07/15/25 475,000 498,369
Enbridge, Inc.
3.125%, 11/15/29 724,000 763,680
Energy Transfer Operating LP
5.250%, 04/15/29 494,000 535,182
Enterprise Products Operating LLC
2.800%, 01/31/30 100,000 104,822
4.150%, 10/16/28 219,000 252,824
EQM Midstream Partners LP
4.750%, 07/15/23 900,000 895,211
5.500%, 07/15/28 250,000 253,323
6.500%, 07/01/27
(a)
150,000 157,372
Kinder Morgan, Inc.
2.000%, 02/15/31 100,000 95,188
4.300%, 03/01/28 200,000 226,312
MPLX LP
4.125%, 03/01/27 331,000 362,318
ONEOK, Inc.
4.350%, 03/15/29 168,000 175,424
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 216,038
Sabine Pass Liquefaction LLC
4.500%, 05/15/30
(a)
100,000 112,151
5.000%, 03/15/27 116,000 130,209
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23 540,000 542,400
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875%, 02/01/31
(a)
1,170,000 1,142,467
5.875%, 04/15/26 753,000 769,252

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 567,816
Western Midstream Operating LP
5.050%, 02/01/30 1,070,000 1,014,880
Williams Cos., Inc. (The)
3.750%, 06/15/27 320,000 348,675
Total 10,777,169
Natural Gas 0.2%
NiSource, Inc.
3.490%, 05/15/27 464,000 516,392
Sempra Energy
3.400%, 02/01/28 477,000 521,642
Total 1,038,034
Office REIT 0.1%
Boston Properties LP
4.500%, 12/01/28 449,000 526,584
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 247,717
Total 774,301
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 649,000 673,256
6.250%, 02/01/22 423,000 423,996
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 508,649
Total 1,605,901
Other Industry 0.3%
AECOM
5.125%, 03/15/27 795,000 870,821
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
512,000 513,313
Total 1,384,134
Other REIT 0.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 950,221
CubeSmart LP
2.000%, 02/15/31 50,000 48,772
4.375%, 02/15/29 260,000 302,659
Digital Realty Trust LP
3.600%, 07/01/29 346,000 392,778
EPR Properties
4.950%, 04/15/28 304,000 273,267
Total 1,967,697
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 168,095
Packaging 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
500,000 511,699
5.250%, 08/15/27
(a)
200,000 205,511
Ball Corp.
2.875%, 08/15/30 50,000 49,442
5.250%, 07/01/25 510,000 577,059
Berry Global, Inc.
4.875%, 07/15/26
(a)
639,000 668,481
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 286,000 296,530
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 989,945
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
4.000%, 10/15/27
(a)
1,160,000 1,176,916
5.125%, 07/15/23
(a)
144,000 145,729
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 210,256
Total 4,831,568
Paper 0.3%
Packaging Corp. of America
3.000%, 12/15/29 608,000 665,476
Suzano Austria GmbH
5.000%, 01/15/30 400,000 438,047
Weyerhaeuser Co.
4.000%, 11/15/29 50,000 58,016
WRKCo, Inc.
4.900%, 03/15/29 312,000 375,534
Total 1,537,073
Pharmaceuticals 1.4%
AbbVie, Inc.
3.200%, 11/21/29
(a)
1,320,000 1,452,895
4.250%, 11/14/28 35,000 41,270
Amgen, Inc.
2.200%, 02/21/27 910,000 959,374
3.200%, 11/02/27 100,000 111,099
AstraZeneca PLC
1.375%, 08/06/30 520,000 505,358
Bausch Health Cos., Inc.
7.000%, 03/15/24
(a)
1,856,000 1,923,089
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 75,111
Gilead Sciences, Inc.
1.650%, 10/01/30 300,000 295,695
Mylan, Inc.
4.550%, 04/15/28 230,000 267,209
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
880,000 932,124
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28 200,000 246,207
Upjohn, Inc.
2.700%, 06/22/30
(a)
500,000 516,995
Total 7,326,426
Property & Casualty 0.4%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
740,000 774,779
Aon Corp.
3.750%, 05/02/29 50,000 57,516
CNA Financial Corp.
3.900%, 05/01/29 420,000 479,577
Markel Corp.
3.350%, 09/17/29 330,000 361,836
Willis North America, Inc.
4.500%, 09/15/28 381,000 454,245
Total 2,127,953
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 197,000 220,180
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 365,496
Union Pacific Corp.
3.700%, 03/01/29 530,000 612,061
Total 1,197,737

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 327,851
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28
(a)
397,000 153,331
9.250%, 05/15/25
(a)
682,000 609,378
Valero Energy Corp.
4.350%, 06/01/28 227,000 243,489
Total 1,334,049
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24
(a)
1,263,000 1,288,861
5.000%, 10/15/25
(a)
359,000 367,961
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
1,234,000 1,275,407
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 556,949
Starbucks Corp.
2.550%, 11/15/30 290,000 305,697
3.550%, 08/15/29 100,000 114,625
4.000%, 11/15/28 64,000 74,770
Total 3,984,270
Retail REIT 0.2%
Brixmor Operating Partnership LP
4.125%, 05/15/29 290,000 315,436
Kimco Realty Corp.
2.700%, 10/01/30 50,000 50,572
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 167,330
Regency Centers LP
2.950%, 09/15/29 50,000 51,548
VEREIT Operating Partnership LP
3.100%, 12/15/29 50,000 50,632
3.400%, 01/15/28 50,000 52,354
3.950%, 08/15/27 198,000 214,163
Total 902,035
Retailers 0.8%
Advance Auto Parts, Inc.
3.900%, 04/15/30 150,000 169,242
AutoZone, Inc.
4.000%, 04/15/30 50,000 58,361
Dollar General Corp.
3.875%, 04/15/27 37,000 42,236
Dollar Tree, Inc.
4.000%, 05/15/25 330,000 372,092
Gap, Inc. (The)
8.875%, 05/15/27
(a)
330,000 377,201
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
836,000 899,210
L Brands, Inc.
6.625%, 10/01/30
(a)
200,000 209,870
Lowe's Cos., Inc.
3.650%, 04/05/29 419,000 481,850
4.500%, 04/15/30 50,000 61,359
Macy's, Inc.
8.375%, 06/15/25
(a)
500,000 521,768
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 376,859
PetSmart, Inc.
5.875%, 06/01/25
(a)
568,000 580,678
Total 4,150,726
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(a)
895,000 923,032
5.750%, 03/15/25 160,000 165,325
Kroger Co. (The)
3.700%, 08/01/27 199,000 227,592
Total 1,315,949
Technology 3.9%
Amphenol Corp.
2.800%, 02/15/30 290,000 316,951
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 47,257
Avaya, Inc.
6.125%, 09/15/28
(a)
592,000 608,127
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
500,000 505,997
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,055,000 1,166,262
Broadcom, Inc.
4.150%, 11/15/30 250,000 280,148
CommScope, Inc.
5.500%, 03/01/24
(a)
740,000 755,702
6.000%, 03/01/26
(a)
787,000 816,173
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
581,000 661,604
Equinix, Inc.
2.150%, 07/15/30 400,000 403,773
Fidelity National Information Services, Inc.
3.750%, 05/21/29 70,000 80,677
Series 10Y, 4.250%, 05/15/28 136,000 160,508
Fiserv, Inc.
3.500%, 07/01/29 842,000 947,337
Global Payments, Inc.
3.200%, 08/15/29 426,000 462,158
HP, Inc.
3.400%, 06/17/30 300,000 319,296
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
50,000 49,555
5.250%, 07/15/30
(a)
1,048,000 1,075,547
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 356,915
Microchip Technology, Inc.
4.250%, 09/01/25
(a)
620,000 642,633
Micron Technology, Inc.
4.663%, 02/15/30 296,000 346,983
Motorola Solutions, Inc.
4.600%, 05/23/29 200,000 234,696
MSCI, Inc.
3.875%, 02/15/31
(a)
400,000 417,493
4.000%, 11/15/29
(a)
708,000 739,066
NetApp, Inc.
2.700%, 06/22/30 380,000 389,605
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
702,000 715,061
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
350,000 385,392
Open Text Corp.
3.875%, 02/15/28
(a)
480,000 487,605
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
560,000 583,196

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PayPal Holdings, Inc.
2.850%, 10/01/29 468,000 511,487
Qorvo, Inc.
4.375%, 10/15/29 520,000 557,904
Refinitiv US Holdings, Inc.
6.250%, 05/15/26
(a)
700,000 747,774
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
250,000 254,717
Seagate HDD Cayman
4.125%, 01/15/31
(a)
250,000 270,755
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
883,000 939,127
SSL Robotics LLC
9.750%, 12/31/23
(a)
512,000 569,606
Veritas US, Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/25
(a)
690,000 699,333
VMware, Inc.
3.900%, 08/21/27 265,000 292,875
Western Digital Corp.
4.750%, 02/15/26 1,345,000 1,448,140
Xerox Corp.
4.375%, 03/15/23 400,000 416,341
Total 20,663,776
Tobacco 0.6%
Altria Group, Inc.
4.800%, 02/14/29 1,150,000 1,349,215
BAT Capital Corp.
3.557%, 08/15/27 660,000 717,019
Vector Group Ltd.
6.125%, 02/01/25
(a)
1,240,000 1,237,786
Total 3,304,020
Transportation Services 0.2%
FedEx Corp.
3.400%, 02/15/28 290,000 326,445
XPO Logistics, Inc.
6.750%, 08/15/24
(a)
836,000 884,155
Total 1,210,600
Wireless 1.9%
Altice France SA
8.125%, 02/01/27
(a)
1,400,000 1,524,356
American Tower Corp.
1.875%, 10/15/30 50,000 49,319
2.750%, 01/15/27 342,000 366,346
Crown Castle International Corp.
3.300%, 07/01/30 50,000 54,632
3.650%, 09/01/27 245,000 272,521
SBA Communications Corp.
3.875%, 02/15/27
(a)
400,000 406,548
4.875%, 09/01/24 825,000 845,606
Sprint Corp.
7.625%, 03/01/26 558,000 678,770
7.625%, 02/15/25 51,000 60,233
T-Mobile USA, Inc.
3.750%, 04/15/27
(a)
475,000 531,165
3.875%, 04/15/30
(a)
962,000 1,081,499
4.750%, 02/01/28 200,000 214,394
6.500%, 01/15/26 1,963,000 2,044,830
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
500,000 501,223
VMware, Inc.
4.700%, 05/15/30 100,000 118,299
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vodafone Group PLC
7.000%, 04/04/79 1,250,000 1,482,460
Total 10,232,201
Wirelines 1.7%
Altice France SA
7.375%, 05/01/26
(a)
1,470,000 1,534,644
American Tower Corp.
3.550%, 07/15/27 132,000 146,884
AT&T, Inc.
4.300%, 02/15/30 831,000 969,243
C&W Senior Financing DAC
6.875%, 09/15/27
(a)
200,000 212,458
CenturyLink, Inc.
4.000%, 02/15/27
(a)
480,000 490,730
5.125%, 12/15/26
(a)
605,000 618,656
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
900,000 904,628
4.625%, 09/15/27
(a)
400,000 408,831
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
250,000 265,340
Verizon Communications, Inc.
4.016%, 12/03/29 530,000 627,014
4.329%, 09/21/28 723,000 867,938
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,207,411
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
990,000 971,466
Total 9,225,243
Total Corporate Bonds
(Cost $267,941,265) 273,982,977
Foreign Government Obligations
(d),(e)
  23.2%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 7,649,000 6,502,317
Series 155, 2.500%, 05/21/30 AUD 200,000 162,575
Brazilian Government International Bond
3.875%, 06/12/30 4,020,000 4,070,697
4.625%, 01/13/28 1,800,000 1,949,648
Canadian Government Bond
1.250%, 06/01/30 CAD 8,381,000 6,637,345
CITIC Ltd.
Series EMTN, 3.700%, 06/14/26 200,000 218,661
Series EMTN, 3.875%, 02/28/27 200,000 217,400
Colombia Government International Bond
4.500%, 03/15/29 800,000 897,762
3.875%, 04/25/27 4,310,000 4,653,979
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,361,858
Series REGS, 6.875%, 01/29/26 1,700,000 1,925,626
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 1,350,000 1,426,145
Series REGS, 3.375%, 08/05/26 200,000 210,848
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 780,000 877,316
Series REGS, 4.500%, 05/03/26 400,000 436,405
Indonesia Government International Bond
3.850%, 10/15/30 1,607,000 1,830,681
Series REGS, 4.750%, 01/08/26 1,160,000 1,342,405
Italy Buoni Poliennali Del Tesoro
2.251%, 05/01/31 EUR 3,673,000 6,535,207

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Annual Report 2020
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 557,000,000 5,369,475
Series 359, 0.100%, 06/20/30 JPY 81,000,000 780,132
Japan Government Twenty Year Bond
Series 123, 2.100%, 12/20/30 JPY 38,000,000 438,612
Series 128, 1.900%, 06/20/31 JPY 30,000,000 342,382
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,045,000 1,213,976
Mexico Government International Bond
4.500%, 04/22/29 1,100,000 1,242,442
3.250%, 04/16/30 3,100,000 3,202,101
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 8,278,000 6,659,989
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 59,810,000 6,668,441
Oman Government International Bond
5.772%, 01/17/28 3,955,000 3,618,747
Series REGS, 4.750%, 06/15/26 1,400,000 1,281,069
Panama Government International Bond
3.160%, 01/23/30 2,400,000 2,619,650
3.875%, 03/17/28 550,000 623,243
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 932,000
Series REGS, 4.950%, 04/28/31 700,000 818,616
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 2,440,000 2,738,330
Series REGS, 4.550%, 03/29/26 200,000 228,492
Peruvian Government International Bond
8.750%, 11/21/33 2,147,000 3,619,655
2.783%, 01/23/31 1,795,000 1,940,208
Philippine Government International Bond
3.000%, 02/01/28 1,200,000 1,316,516
9.500%, 02/02/30 2,654,000 4,347,530
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,040,000 2,949,930
4.850%, 09/30/29 2,600,000 2,577,177
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 3,200,000 3,657,553
Series REGS, 5.100%, 03/28/35 1,600,000 1,944,768
Series REGS, 4.375%, 03/21/29 2,800,000 3,200,970
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 1,700,000 1,890,951
Series EMTN, 3.854%, 04/03/26 200,000 216,658
Sweden Government Bond
Series 1062, 0.125%, 05/12/31
(a)
SEK 46,980,000 5,384,940
Series 1056, 2.250%, 06/01/32 SEK 6,920,000 979,736
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,482,000 6,514,943
0.875%, 10/22/29 GBP 50,000 68,458
Uruguay Government International Bond
4.375%, 10/27/27 2,398,000 2,799,913
4.375%, 01/23/31 502,000 606,267
Total Foreign Government Obligations
(Cost $120,070,021) 124,050,745
U.S. Treasury Obligations   15.3%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.1%
1.125%, 05/15/40 2,883,000 2,751,913
1.125%, 08/15/40 2,310,000 2,198,109
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
1.250%, 05/15/50 2,826,000 2,569,452
1.375%, 08/15/50 3,699,000 3,474,170
2.000%, 02/15/50 1,409,000 1,534,489
2.250%, 08/15/46 1,611,000 1,843,840
2.250%, 08/15/49 1,950,000 2,237,930
2.375%, 11/15/49 2,376,000 2,798,854
2.875%, 05/15/49 4,408,000 5,705,605
3.000%, 05/15/42 1,629,000 2,104,719
3.000%, 02/15/49 700,000 925,750
3.375%, 05/15/44 1,828,000 2,509,501
3.375%, 11/15/48 2,110,000 2,974,441
3.750%, 08/15/41 1,096,000 1,565,054
3.750%, 11/15/43 1,807,300 2,612,678
3.875%, 08/15/40 50,000 72,055
Total 37,878,560
U.S. Treasury Bill 5.4%
0.078%, 12/01/20 10,000,000 9,999,360
0.081%, 12/17/20 10,000,000 9,998,946
0.092%, 11/27/20 9,000,000 8,999,499
Total 28,997,805
U.S. Treasury Note 2.8%
0.625%, 05/15/30 1,768,000 1,733,745
0.625%, 08/15/30 2,150,000 2,103,305
2.375%, 05/15/27 2,812,000 3,137,138
2.625%, 02/15/29 4,013,000 4,619,966
2.875%, 05/15/28 100,000 116,156
5.250%, 11/15/28 2,433,000 3,298,616
6.125%, 08/15/29 100,000 145,859
Total 15,154,785
Total U.S. Treasury Obligations
(Cost $79,729,010) 82,031,150
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 8.1%
2.000%, 12/15/50
(f)
7,200,000 7,410,375
2.500%, 12/15/50
(f)
14,570,000 15,159,630
3.000%, 12/15/50
(f)
5,300,000 5,540,089
3.500%, 12/15/50
(f)
2,729,000 2,883,199
4.000%, 12/15/50
(f)
5,445,000 5,820,407
4.500%, 12/15/50
(f)
6,155,000 6,657,137
Total 43,470,837
Federal Home Loan Mortgage Corporation 5.0%
2.500%, 08/01/50 9,816,806 10,236,263
3.000%, 01/01/50 752,570 785,593
3.000%, 02/01/50 772,607 806,514
3.000%, 08/01/50 8,828,472 9,250,726
3.500%, 08/01/47 1,313,870 1,391,516
3.500%, 08/01/49 491,267 518,068
3.500%, 09/01/49 560,837 591,584
3.500%, 10/01/49 612,907 646,737
3.500%, 11/01/49 597,675 630,575
3.500%, 02/01/50 732,658 773,028
4.000%, 08/01/49 508,356 542,443
4.000%, 09/01/49 584,844 624,101
Total 26,797,148
Federal National Mortgage Association 1.9%
3.000%, 12/01/49 735,915 768,108
3.000%, 01/01/50 813,295 849,119
3.000%, 01/01/50 761,232 794,513
3.000%, 02/01/50 770,159 803,742

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 17
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 03/01/50 805,978 841,169
3.500%, 04/01/49 178,390 187,942
3.500%, 08/01/49 514,414 542,570
3.500%, 09/01/49 698,106 736,847
3.500%, 09/01/49 562,000 592,872
3.500%, 10/01/49 613,808 647,482
3.500%, 12/01/49 698,034 736,562
3.500%, 02/01/50 745,614 786,759
4.000%, 09/01/47 610,698 655,003
4.000%, 03/01/48 1,160,623 1,243,002
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 05/01/49 156,093 166,577
Total 10,352,267
Total U.S. Government & Agency Obligations
(Cost $80,204,663) 80,620,252
Money Market Funds 2.7%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.020%
(g)
14,575,151 14,575,151
Total Money Market Funds
(Cost $14,575,151) 14,575,151
Total Investments in Securities
(Cost $562,520,110) 575,260,275
Other Assets & Liabilities, Net (39,200,737)
Net Assets 536,059,538
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $119,630,913, which represents 22.32% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
LIBOR London Interbank Offered Rates
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Annual Report 2020
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 273,982,977 – 273,982,977
Foreign Government Obligations – 124,050,745 – 124,050,745
U.S. Treasury Obligations 82,031,150 – – 82,031,150
U.S. Government & Agency Obligations – 80,620,252 – 80,620,252
Money Market Funds 14,575,151 – – 14,575,151
Total Investments in Securities 96,606,301 478,653,974 – 575,260,275
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 19
Assets
Investments in securities, at value
Unaffiliated issuers (cost $562,520,110) $575,260,275
Receivable for:
Investments sold on a delayed delivery basis 43,473,759
Interest 4,809,154
Capital shares sold 3,211,545
Investment sold 975,653
Reclaims receivable 10,924
Dividends 131
Total assets 627,741,441
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 86,989,867
Investments purchased 4,570,965
Investment management fees 119,184
Due to custodian 1,887
Total liabilities 91,681,903
Net assets applicable to outstanding capital stock $536,059,538
Represented by:
Paid-in capital $524,053,587
Total distributable earnings (loss) 12,005,951
Total - representing net assets applicable to outstanding capital stock $536,059,538
Shares outstanding 25,100,050
Net asset value per share $21.36

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2020
Investment Income:
Interest $10,435,646
Dividends - unaffiliated issuers 36,042
Foreign taxes withheld (36,954)
Total income 10,434,734
Expenses:
Investment management fees 926,800
Net investment income 9,507,934
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (849,100)
In-kind transactions (1,979,063)
Foreign currency translations (87,293)
Net realized loss (2,915,456)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 6,739,508
Foreign currency translations (1,380)
Net change in unrealized appreciation 6,738,128
Net realized and unrealized gain 3,822,672
Net increase in net assets resulting from operations $13,330,606

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 21
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income $9,507,934 $4,199,806
Net realized gain (loss) (2,915,456) 707,358
Net change in unrealized appreciation 6,738,128 9,266,308
Net increase in net assets resulting from operations 13,330,606 14,173,472
Distributions to shareholders
Net investment income and net realized gains (8,838,484) (3,975,229)
Shareholder transactions
Proceeds from shares sold 377,579,960 135,187,935
Cost of shares redeemed (39,239,227) (37,043,384)
Net increase in net assets resulting from shareholder transactions 338,340,733 98,144,551
Increase in net assets 342,832,855 108,342,794
Net Assets:
Net assets beginning of year 193,226,683 84,883,889
Net assets at end of year $536,059,538 $193,226,683
Capital stock activity
Shares outstanding, beginning of year 9,300,050 4,500,050
Subscriptions 17,900,000 6,700,000
Redemptions (2,100,000) (1,900,000)
Shares outstanding, end of year 25,100,050 9,300,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2020
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2017
(a)
2020 2019 2018
Per share data
Net asset value, beginning of
year
$20.78 $18.86 $19.94 $20.00
Income (loss) from investment operations:
Net investment income 0.60 0.72 0.67 0.03
Net realized and unrealized gain (loss) 0.57 1.91 (1.13) (0.09)
Total from investment operations 1.17 2.63 (0.46) (0.06)
Less distributions to shareholders:
Net investment income (0.59) (0.71) (0.62) –
Total distribution to shareholders (0.59) (0.71) (0.62) –
Net asset value, end of year $21.36 $20.78 $18.86 $19.94
Total Return at NAV 5.71% 14.21% (2.32)% (0.30)%
Total Return at Market 5.69% 14.78% (2.68)% (0.15)%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28% 0.28%
(c)
0.28%
(d)
Total net expenses
(b)(e)
0.28% 0.28% 0.24%
(c)
–%
(d)
Net investment income 2.87% 3.62% 3.49% 3.10%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $536,060 $193,227 $84,884 $29,917
Portfolio turnover 156% 171% 140% –%
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 23
Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
24 Strategic Beta ETFs | Annual Report 2020
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 25
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
26 Strategic Beta ETFs | Annual Report 2020
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 27
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, capital loss carryforwards, principal and/or interest of fixed income securities and reversal of capital gains (losses) on a redemption-in-kind. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
At October 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2020, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
Capital ($)
318,757 2,080,309 (2,399,066)
Year Ended October 31, 2020 Year Ended October 31, 2019
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
8,838,484 - 8,838,484 3,975,229 - 3,975,229
Undistributed
ordinary
income ($)
Undistributed
long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
1,241,789 - (1,235,642) 11,999,804
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
563,260,471 16,609,528 (4,609,724) 11,999,804
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
758,639 477,003 1,235,642 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
28 Strategic Beta ETFs | Annual Report 2020
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $616,004,638 and $522,093,255, respectively, for the year ended October 31, 2020, of which
$13,104,894 and $10,378,830, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2020, the cost basis of securities contributed was $276,297,186.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2020, the in-kind redemption proceeds from sales were $31,216,829 and the net realized loss was
$1,979,063.
Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2020.
Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 29
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
30 Strategic Beta ETFs | Annual Report 2020
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2020 31
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, hereafter referred to as the
"Fund") as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2020 and for the period October 12,
2017 (commencement of operations) through October 31, 2017 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the three years in the period ended
October 31, 2020 and for the period October 12, 2017 (commencement of operations) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
32 Strategic Beta ETFs | Annual Report 2020
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2020 . Shareholders will be notiﬁed in early 202 1 of the amounts for use in preparing 2020 income tax returns.
The Fund reports the following for ordinary income distributions:
Fund
Columbia Diversified Fixed Income Allocation ETF $8,838,484

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2020 33
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board. The Board approved the nomination of and recommended the election of 17 nominees to the Board, effecting a consolidation of the Board and the board of trustees overseeing Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust. At a
shareholder meeting held on December 22, 2020, shareholders approved the nominees, effective January 1, 2021.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
110 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
110 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-
2020); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
34 Strategic Beta ETFs | Annual Report 2020
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
110 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, DR Bank (Audit
Committee) since 2017;
Director, Evercore Inc.
(Audit Committee,
Nominating and
Governance Committee)
since 2019
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
110 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010;  2003; Board
of Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Board of Directors, The
MA Business Roundtable
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
110 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Chair of the Board
since 1/20;
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
110 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 35
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
110 Trustee, Penn Mutual
Life Insurance Company
since March 2008;
Director, Renaissance Re
Holdings Ltd. since May
2008; former Trustee,
BofA Funds Series Trust
(11 funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
110 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Trustee,
Hollingsworth Funds
since 2016 (previously
Board Chair from 2016-
2019); Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
110 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
36 Strategic Beta ETFs | Annual Report 2020
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chief Executive Officer, Global Asset
Management, Ameriprise Financial, Inc.
since September 2012; Chairman of the
Board and President, Columbia Management
Investment Advisers, LLC since July
2004 and February 2012, respectively;
Chairman of the Board and Chief Executive
Officer, Columbia Management Investment
Distributors, Inc. since November 2008 and
February 2012, respectively; Chairman of
the Board and Director, Threadneedle Asset
Management Holdings, Sàrl since March
2013 and December 2008, respectively;
senior executive of various entities affiliated
with Columbia Threadneedle
162
Trustee, Columbia Funds
since November 2001

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 37
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer,
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 –
January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer, Chief
Accounting Officer
(Principal Accounting
Officer) (2019), and
Principal Financial Officer
(2020)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
Born 1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015); previously, Senior Vice President of Investment
Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity
Investments (January 2012 – March 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
38 Strategic Beta ETFs | Annual Report 2020
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation
ETF (the ETF). Under an investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to the ETF and other funds in the Columbia Fund family (collectively, the
Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions,
Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to the ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning
Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that
Columbia Threadneedle has been able to effectively manage the ETF through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the
Board also considered the nature, quality and range of administrative oversight services provided to the ETF by Columbia
Threadneedle, as well as the achievements in 2019 in the performance of administrative oversight services, and noted
the various enhancements anticipated for 2020. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETF’s and Columbia Threadneedle’s compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2020 39
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETF under the IMS Agreement. It was observed that the services being performed under the IMS Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide quality services to the ETF.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the ETF (particularly relative to the index of which the ETF seeks to replicate performance)
and the net assets of the ETF. The Board also reviewed index tracking error data for the ETF. The Board observed that the ETF’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle from its relationship with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by the ETF. In this regard, they observed that many of the competitors of the ETF have adopted similar unified/all-inclusive fee structures.
The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect
(i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board observed that the ETF’s unified fee rate approximated the median expenses paid by funds in the ETF’s comparative peer universe. Based on its review, the Board concluded that the ETF’s management fee was fair and reasonable in light of the extent and quality of services that the ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing management services to the ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETF. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia
Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETF, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETF should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
40 Strategic Beta ETFs | Annual Report 2020
was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the
IMS Agreement.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN290_10_K01_(12/20)
CET001210
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Annual Report
October 31, 2020
Columbia Multi-Sector Municipal Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2020

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 27
Federal Income Tax Information 28
Trustees and Officers 29
Approval of Investment Management Services Agreement 34
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Annual Report 2020 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector
Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector
(45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal
Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity. The rules for each sector can be found in the Fund’s prospectus.  It is not possible to invest directly in an index.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 10/10/18 4.18 7.19
Net Asset Value 10/10/18 3.82 6.91
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 3.32 6.57
Bloomberg Barclays Municipal
Bond Index 3.59 6.30

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (October 10, 2018 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Quality breakdown (%) (at October 31, 2020)
AAA rating 8.1
AA rating 31.1
A rating 39.9
BBB rating 11.5
BB rating 9.1
B rating 0.3
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Top ten states/territories (%) (at October 31, 2020)
New York 15 .2
New Jersey 12 .4
Illinois 9 .6
Texas 9 .1
Pennsylvania 7 .3
Florida 5 .6
Michigan 3 .6
Colorado 3 .1
Maryland 3 .0
Washington 2 .9
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Multi-Sector Municipal Income ETF
Strategic Beta ETFs | Annual Report 2020 5
For the 12-month period that ended October 31, 2020, the Fund returned 3.82% based on net asset value (NAV) and
4.18% based on market price. The Beta Advantage
®
Multi-Sector Municipal Bond Index (the Index), against which the performance of the Fund is measured, returned 3.32% during the same period. To compare, the Bloomberg Barclays
Municipal Bond Index returned 3.59% for the same period.
The Fund had a NAV of $21.56 on October 31, 2019 and ended the annual period on October 31, 2020 with a NAV of
$21.83. The Fund’s market price on October 31, 2020 was $21.95 per share.
Market overview
As the annual period began in the last two months of 2019, municipal bonds posted positive performance, despite upward pressure on rates in part from a tentative Phase One trade agreement between the U.S. and China. Short-
term municipal bond yields were lower, while longer term yields moved modestly higher. (There is usually an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.)
New issue supply picked up considerably in the last months of the calendar year, but the additional supply was readily absorbed, as municipal bond mutual fund inflows were strong.
Though 2020 began with economic prospects looking relatively positive, the spread of COVID-19 dramatically and quickly re-shaped global markets. The abrupt halt to substantial portions of the economy left markets struggling to appropriately price risk assets in this new reality. Against this backdrop, higher quality areas of the fixed-income market performed best during the first quarter of 2020, especially U.S. Treasuries. Most other fixed-income sectors saw significant repricing.
The U.S. Federal Reserve (Fed) took a series of unprecedented steps in March to shore up liquidity, backstop important sectors and provide stimulus. The Fed slashed the targeted federal funds rate to near zero, relaunched quantitative easing and started numerous credit facilities to support various markets, including a new measure, known as the
Municipal Liquidity Facility, to help buoy the municipal bond market. Also, Congress and the White House passed three phases of fiscal stimulus totaling more than $2 trillion. By quarter end, the net effect of these measures provided a bit of calm to markets, sparking a performance recovery for many non-Treasury fixed income sectors. Still, municipal bonds were not immune to the volatility, as positive total returns experienced through February 2020 gave way in March to some of the worst days in municipal bond market history. In early March, outflow pressure on municipal bond mutual funds for the first time in 61 weeks prompted massive selling. Yields across the municipal curve moved higher. However, almost as quickly as yields increased, the lure of historically inexpensive valuations, coupled with Fed support, brought buyers back into the market, retracing a substantial portion of the negative performance. While the new issue market had yet to fully come back online by quarter end, the initial signs of stabilization were a welcome reprieve from then-recent volatility.
The second quarter of 2020 began with fragile optimism, as the late-March recovery in municipals gave way to a volatile
April, beset by uncertainty about the impact of COVID-19 and unnerved by political posturing in Washington D.C. While
May did little to quell the underlying uncertainty, municipal bonds’ relative value versus other fixed-income sectors was enough to drive the return of municipal bond mutual fund inflows and the best month of total returns for the Bloomberg
Barclays Municipal Bond Index since September 2009. Price stability and substantial demand for a new issue calendar helped lead to June gains, capping consecutive months of positive total returns and leading municipals solidly back into positive territory for 2020 year-to-date through the end of June. Notably, even with the new issue market coming to a halt in mid-March, total municipal new issuance through the first six months of 2020 reached $144 billion, only 2.6% lower than the prior year’s pace at mid-year.
At the start of the third quarter of 2020, optimism spilled over from a strong summer supply/demand scenario, pushing municipal bond returns higher. However, by mid-August, sentiment had turned cautious, as investors paused to reassess the overhang of COVID-19-driven economic weakness and then-upcoming U.S. election uncertainty. Despite modest weakness in August and a span of record stability in September, the Bloomberg Barclays Municipal Bond Index ended the third quarter in positive territory. Municipal issuance during the quarter was markedly higher than in the third quarter of 2019, and inflows into municipal bond funds averaged approximately $2 billion per week before slowing significantly in the final week of September. For the quarter, longer term municipal bond yields were rather range-bound, inching only modestly lower. However, strong demand pushed shorter term municipal bond yields lower.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Multi-Sector Municipal Income ETF
6 Strategic Beta ETFs | Annual Report 2020
In October 2020, municipal bonds posted modestly negative total returns, as bond prices were pressured across the maturity spectrum by higher interest rates, which rose as economic data remained firm. At the same time, there was record-high monthly issuance in October, as municipalities pulled forward deals ahead of anticipated U.S. election uncertainty. Despite the acceleration, supply was well absorbed amid strong demand, with mutual funds posting net inflows each week.
A significant trend through most of the annual period was the marked increase in taxable municipal issuance, which reduced supply that would have otherwise come into the tax-exempt market as issuers used taxable debt to refinance outstanding tax-exempt debt. Importantly, with absolute yields low, this trend provided a positive supply/demand scenario for the tax-exempt market by further reducing the supply of tax-exempt issues.
Index performance driven by health care and utilities sectors during annual period
Index constituents in the health care, utilities, transportation and lease sectors contributed most positively to the Index’s results on an absolute basis during the annual period. Index constituents in the education, industrial development revenue and pollution control, government public service and “other” sectors detracted from the Index’s results on an absolute basis during the annual period.
The Fund had a weighted average duration of 8.26 years, a weighted average maturity of 11.09 years, an average yield to maturity of 2.70% and an average coupon of 4.36% as of October 31, 2020. The 30-day SEC yield of the Fund at the end of the annual period was 1.48%.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Fixed-income securities present credit risk, which includes issuer default risk. The Fund is subject to municipal securities risk, which includes the risk that the value of such securities may be affected by state tax, legislative, regulatory, demographic or political conditions/factors, as well as a state’s financial, economic or other conditions/factors. The Fund may invest materially in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. Prepayment and extension risk exists because the timing of payments on a loan, bond or other investment may accelerate when interest rates fall or decelerate when interest rates rise which may reduce investment opportunities and potential returns. A rise in interest rates may result in a price decline of fixed-income instruments held by the Fund, negatively impacting its performance and NAV. Falling rates may result in the Fund investing in lower yielding debt instruments, lowering the Fund’s income and yield. These risks may be heightened for longer maturity and duration securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling”
approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund’s portfolio turnover, as it seeks to track its index, may cause an adverse expense impact, decreasing the Fund’s returns relative to the index, which does not bear transaction expenses. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, including if creation and redemptions units are not affected on an in-kind basis, increase the number of portfolio transactions as well as tracking error to the index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Market or other (e.g., interest rate) environments may adversely affect the liquidity of fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2020 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2020— October 31, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,065.60 1,023.98 1.19 1.17 0.23

PORTFOLIO OF INVESTMENTS
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Annual Report 2020
Municipal Bonds   98.9%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
UAB Medicine Finance Authority
Series B
Revenue Bonds
5.000%, 09/01/35 235,000 278,080
Alaska 0.2%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 112,861
Arizona 1.2%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 01/01/44 235,000 259,355
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 169,335
Maricopa County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 01/01/35 205,000 244,545
Total Arizona 673,235
Colorado 3.1%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 101,068
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 271,337
5.000%, 12/01/27 160,000 198,954
5.000%, 11/15/29 110,000 134,330
5.000%, 12/01/30 150,000 193,390
Colorado Health Facilities Authority
Revenue Bonds
4.000%, 08/01/38, Series A-1 225,000 248,751
5.000%, 11/01/39, Series A 180,000 219,514
Denver City & County School District No 1
4.000%, 12/01/26 100,000 103,989
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 101,951
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 192,304
Total Colorado 1,765,588
Connecticut 2.3%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 104,292
Connecticut State Health & Educational
Facilities Authority, Series A
Revenue Bonds
5.000%, 07/01/32 190,000 244,251
4.000%, 07/01/38 200,000 216,268
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Connecticut Special Tax Revenue,
Series A
Revenue Bonds
5.000%, 09/01/26 225,000 279,277
5.000%, 08/01/28 150,000 179,650
5.000%, 01/01/29 75,000 94,839
5.000%, 09/01/34 175,000 200,786
Total Connecticut 1,319,363
District of Columbia 1.1%
District of Columbia
Revenue Bonds
4.000%, 07/15/40 130,000 141,214
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 143,918
5.000%, 10/01/30 200,000 243,430
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 102,834
Total District of Columbia 631,396
Florida 5.5%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 188,083
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 148,791
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 151,278
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/25 100,000 122,148
5.000%, 10/01/32 125,000 156,279
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 250,000 278,645
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 228,984
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 154,366
Greater Orlando Aviation Authority
Series A
Revenue Bonds
5.000%, 10/01/27 145,000 181,254
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 189,537

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 232,722
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 100,000 116,811
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 218,790
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 158,617
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 150,000 193,558
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 180,761
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 230,512
Total Florida 3,131,136
Georgia 1.9%
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 200,000 281,846
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 100,000 121,754
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 240,701
5.000%, 02/01/28, Series A-2 150,000 189,849
5.000%, 07/01/28, Series F 200,000 251,562
Total Georgia 1,085,712
Hawaii 1.0%
State of Hawaii
5.000%, 08/01/26, Series EO 200,000 233,392
5.000%, 10/01/27, Series FH 150,000 186,510
State of Hawaii Airports System Revenue
Revenue Bonds
5.250%, 08/01/26 150,000 165,510
Total Hawaii 585,412
Illinois 9.5%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 138,439
5.000%, 12/01/30, Series A 150,000 167,793
0.000%, 12/01/31, Series B-1
(a)
220,000 149,737
5.250%, 12/01/35, Series C 130,000 136,800
5.250%, 12/01/39, Series C 235,000 247,194
5.000%, 12/01/42, Series A 200,000 202,390
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 221,018
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 250,000 276,042
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 187,427
5.000%, 01/01/29, Series C 200,000 239,920
5.000%, 01/01/34, Series B 355,000 417,782
City of Chicago IL Wastewater Transmission
Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 258,640
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 229,852
5.000%, 07/01/28 115,000 144,032
4.125%, 11/15/37, Series A 235,000 253,645
4.000%, 01/01/40, Series A 275,000 298,287
4.000%, 08/15/41, Series A 250,000 286,790
5.000%, 08/15/43 150,000 159,601
5.000%, 01/01/44, Series A 300,000 348,609
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/31, Series C 150,000 195,395
4.000%, 12/01/31, Series A 210,000 235,857
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000%, 06/15/30, Series A
(a)
415,000 305,610
0.000%, 12/15/41, Series B
(a)
180,000 74,301
Will County Community High School District
No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 206,592
Total Illinois 5,381,753
Indiana 1.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 131,936
Indiana Finance Authority
Revenue Bonds
3.000%, 11/01/30, Series A 150,000 150,273
4.000%, 11/01/33, Series C 100,000 114,735
5.000%, 06/01/39, Series A 225,000 231,588
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 123,559
Total Indiana 752,091
Kansas 0.8%
Kansas Development Finance Authority,
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 211,058
5.000%, 11/15/32 225,000 239,616
Total Kansas 450,674

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Annual Report 2020
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kentucky 2.2%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 192,920
Louisville and Jefferson County Metropolitan
Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 429,545
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 347,310
4.000%, 10/01/35 235,000 257,054
Total Kentucky 1,226,829
Louisiana 0.5%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 160,524
State of Louisiana
Series B
5.000%, 08/01/27 100,000 124,058
Total Louisiana 284,582
Maryland 3.0%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 78,854
County of Howard
Series B
5.000%, 02/15/28 225,000 285,599
County of Montgomery, Series A
5.000%, 11/01/26 150,000 189,584
5.000%, 11/01/28 200,000 234,986
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 109,357
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 122,686
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 161,316
3.000%, 03/01/30 310,000 329,880
State of Maryland
Series A
5.000%, 03/15/26 150,000 186,084
Total Maryland 1,698,346
Massachusetts 2.7%
Commonwealth of Massachusetts, Series A
5.000%, 07/01/28 100,000 123,840
5.000%, 07/01/30 160,000 192,195
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
135,000 122,183
Massachusetts Development Finance
Agency
Revenue Bonds
5.000%, 07/01/31, Series S-1 200,000 248,754
5.000%, 07/01/36, Series I 150,000 173,485
5.000%, 07/01/41, Series I 250,000 280,688
5.000%, 07/01/44, Series A 200,000 230,554
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 188,615
Total Massachusetts 1,560,314
Michigan 3.6%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 190,255
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 192,672
Great Lakes Water Authority Water Supply
System Revenue
Series A
Revenue Bonds
5.000%, 07/01/28 200,000 257,546
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28 300,000 347,109
3.125%, 12/01/35, Series A 100,000 106,682
3.250%, 11/15/42 150,000 155,716
5.000%, 12/01/42, Series A-MI 250,000 298,510
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 222,360
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 275,542
Total Michigan 2,046,392
Minnesota 1.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 275,000 209,580
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 106,138
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 106,449
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 157,778

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 112,071
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 192,031
Total Minnesota 884,047
Mississippi 0.6%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 317,944
Missouri 1.4%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000%, 11/15/42 150,000 161,000
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 155,695
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
4.000%, 12/01/32 200,000 224,026
4.000%, 12/01/33 120,000 133,565
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 111,088
Total Missouri 785,374
New Jersey 12.2%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN 300,000 322,572
4.000%, 11/01/25, Series B 200,000 215,780
5.000%, 03/01/26, Series NN 260,000 279,022
4.375%, 06/15/27, Series XX 120,000 130,296
5.500%, 09/01/27, Series N-1 120,000 143,436
5.500%, 06/15/29, Series BBB 195,000 228,721
5.000%, 03/01/30, Series NN 125,000 132,984
6.000%, 07/01/32, Series A 200,000 206,018
5.000%, 06/15/34, Series WW 120,000 131,059
New Jersey Health Care Facilities Financing
Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 252,052
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 252,553
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000%, 12/15/25, Series C
(a)
180,000 157,583
5.000%, 06/15/27, Series A-1 110,000 128,554
0.000%, 12/15/27, Series A
(a)
300,000 245,259
0.000%, 12/15/27, Series C
(a)
250,000 205,677
5.000%, 06/15/28, Series A-1 240,000 279,274
0.000%, 12/15/28, Series A
(a)
200,000 157,374
5.000%, 06/15/29, Series BB-1 245,000 287,848
0.000%, 12/15/29, Series A
(a)
450,000 339,219
5.000%, 06/15/30, Series A 135,000 154,466
5.000%, 06/15/31, Series BB 115,000 133,487
5.250%, 06/15/32, Series C 270,000 298,455
0.000%, 12/15/32, Series A
(a)
320,000 213,622
5.000%, 12/15/32, Series A 330,000 379,955
0.000%, 12/15/34, Series A
(a)
135,000 82,854
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 226,671
5.000%, 01/01/31, Series E 260,000 313,213
4.000%, 01/01/33, Series G 225,000 258,005
5.000%, 01/01/33, Series A 100,000 114,192
5.000%, 01/01/33, Series B 170,000 207,698
5.000%, 01/01/34, Series A 145,000 173,147
5.000%, 01/01/34, Series E 250,000 289,013
Total New Jersey 6,940,059
New York 15.0%
City of New York
5.000%, 08/01/22, Series C 200,000 215,364
5.000%, 08/01/25, Series J 115,000 128,628
5.000%, 08/01/28, Series C 150,000 180,603
5.000%, 03/01/30, Series F-1 250,000 274,400
Long Island Power Authority
Revenue Bonds
5.000%, 09/01/28 125,000 161,512
5.250%, 09/01/29, Series C 140,000 187,121
5.000%, 09/01/34 115,000 144,162
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 295,878
5.000%, 11/15/31, Series C-1 365,000 391,495
4.000%, 11/15/32, Series D 200,000 198,926
5.000%, 11/15/33, Series D-1 450,000 511,686
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 100,000 100,047
New York City Water & Sewer System
Revenue Bonds
5.000%, 06/15/28, Series BB-2 175,000 220,938
5.000%, 06/15/29, Series AA-2 125,000 165,590
5.000%, 06/15/29, Series EE 200,000 242,522
5.000%, 06/15/29, Series GG 150,000 179,122
5.000%, 06/15/30, Series EE 125,000 168,299
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 07/01/26 160,000 194,659
5.000%, 10/01/26 150,000 183,002
5.000%, 07/01/28 250,000 309,982
5.000%, 10/01/29 110,000 134,808

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Annual Report 2020
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 05/01/33 260,000 298,472
5.000%, 07/01/33 100,000 120,103
5.000%, 07/01/34 175,000 213,600
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/27, Series A 250,000 321,823
5.000%, 06/15/29 150,000 174,585
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 150,813
New York State Thruway Authority
Revenue Bonds
5.000%, 01/01/29, Series B 200,000 255,394
5.000%, 01/01/30, Series K 200,000 232,642
4.000%, 01/01/38, Series B 150,000 173,637
New York Transportation Development Corp.
Revenue Bonds
5.000%, 01/01/34 150,000 159,653
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 137,256
5.000%, 09/15/29, Series 207 375,000 464,111
5.000%, 07/15/31, Series 209 300,000 374,082
3.250%, 05/01/33, Series 189 125,000 131,982
5.000%, 10/15/33, Series 194 265,000 310,416
State of New York Mortgage Agency
Series 214
Revenue Bonds
3.550%, 04/01/27 150,000 171,895
Syracuse Industrial Development Agency,
Series A
Revenue Bonds
5.000%, 01/01/30 150,000 138,798
5.000%, 01/01/32 100,000 88,470
Total New York 8,506,476
North Carolina 0.9%
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 283,813
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 244,315
Total North Carolina 528,128
Ohio 2.1%
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
285,000 337,286
Ohio Water Development Authority
Series A
Revenue Bonds
5.000%, 06/01/29 245,000 324,708
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 224,542
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 141,010
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 140,788
Total Ohio 1,168,334
Oklahoma 1.1%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 244,988
5.000%, 06/01/31 200,000 243,640
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 113,032
Total Oklahoma 601,660
Oregon 0.2%
City of Portland OR Sewer System Revenue
Series B
Revenue Bonds
5.000%, 06/15/22 100,000 107,644
Pennsylvania 7.2%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 250,000 280,445
4.000%, 04/01/44 200,000 216,834
Allentown Neighborhood Improvement Zone
Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 104,135
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 101,913
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 157,549
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250%, 11/01/32 100,000 80,573
4.000%, 09/01/41, Series A 200,000 229,210
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29 100,000 118,674
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 93,056
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 140,625
5.750%, 07/01/32 100,000 145,153
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 175,403

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 117,650
5.625%, 07/01/42, Series A 200,000 210,166
Montgomery County Industrial Development
Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 206,818
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 82,123
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 200,000 214,316
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 246,576
6.000%, 12/01/30, Series E 100,000 126,993
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000%, 10/01/27 300,000 370,581
5.000%, 04/01/33, Series 2015 225,000 262,746
5.000%, 09/01/42, Series A 200,000 228,304
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 163,054
Total Pennsylvania 4,072,897
Rhode Island 0.6%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 119,092
Rhode Island Housing and Mortgage
Finance Corp.
Series 69-B
Revenue Bonds
3.550%, 10/01/33 200,000 218,368
Total Rhode Island 337,460
South Carolina 1.1%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 282,185
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 103,281
South Carolina Jobs-Economic Development
Authority
Series A
Revenue Bonds
5.000%, 05/01/32 190,000 228,825
Total South Carolina 614,291
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Dakota 0.4%
South Dakota Health & Educational Facilities
Authority
Revenue Bonds
5.000%, 07/01/35 180,000 214,672
Tennessee 0.5%
Chattanooga Health Educational & Housing
Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 115,521
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 182,853
Total Tennessee 298,374
Texas 8.9%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 239,620
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 231,760
City of Dallas
5.000%, 02/15/23 100,000 110,509
City of Houston
Series A
5.000%, 03/01/26 200,000 245,154
City of Houston TX Airport System Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 300,000 322,353
City of Houston TX Combined Utility System
Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 162,677
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 252,504
Fort Bend Independent School District
5.000%, 08/15/29 190,000 241,923
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 109,798
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 252,317
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 301,340

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Annual Report 2020
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/27, Series A 530,000 627,493
5.000%, 01/01/29, Series B 175,000 205,805
0.000%, 01/01/30, Series D
(a)
300,000 256,920
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 133,234
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 323,811
State of Texas
Series A
5.000%, 10/01/29 125,000 151,634
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 05/15/37 100,000 103,341
Tarrant Regional Water District
Revenue Bonds
5.000%, 03/01/29 225,000 267,233
Texas Water Development Board
Revenue Bonds
5.000%, 10/15/23, Series B 250,000 284,905
5.000%, 04/15/27, Series A 200,000 256,196
Total Texas 5,080,527
Utah 0.2%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 122,119
Virginia 0.7%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 150,000 161,240
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 211,009
Total Virginia 372,249
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington 2.8%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 241,422
State of Washington
5.000%, 07/01/23, Series R-2012C 225,000 242,563
5.000%, 07/01/29, Series B 100,000 122,303
5.000%, 07/01/30, Series R-2015E 200,000 236,372
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/01/38, Series A-2 150,000 182,876
5.000%, 10/01/38, Series D 250,000 286,417
5.000%, 09/01/45 150,000 181,565
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 108,019
Total Washington 1,601,537
West Virginia 0.3%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 160,614
Wisconsin 0.7%
Public Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/45 200,000 218,910
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 186,012
Total Wisconsin 404,922
Total Municipal Bonds
(Cost $54,240,035) 56,103,092
Money Market Funds 0.0%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(c)
19,067 19,065
Total Money Market Funds
(Cost $19,065) 19,065
Total Investments in Securities
(Cost $54,259,100) 56,122,157
Other Assets & Liabilities, Net 646,441
Net Assets 56,768,598
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $535,342, which represents 0.94% of total net assets.
(c) The rate shown is the seven-day current annualized yield at October 31, 2020.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Annual Report 2020 15
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 56,103,092 – 56,103,092
Money Market Funds 19,065 – – 19,065
Total Investments in Securities 19,065 56,103,092 – 56,122,157
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are general ly valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31,2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2020
Assets
Investments in securities, at value
Unaffiliated issuers (cost $54,259,100 ) $56,122,157
Cash 123
Receivable for:
Interest 656,916
Total assets 56,779,196
Liabilities
Payable for:
Investment management fees 10,598
Total liabilities 10,598
Net assets applicable to outstanding capital stock $56,768,598
Represented by:
Paid-in capital $54,694,262
Total distributable earnings (loss) 2,074,336
Total - representing net assets applicable to outstanding capital stock $56,768,598
Shares outstanding 2,600,050
Net asset value per share $21.83

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 17
Investment Income:
Interest $990,422
Total income 990,422
Expenses:
Investment management fees 87,706
Net investment income 902,716
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 108,583
Net realized gain 108,583
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 488,802
Net change in unrealized appreciation 488,802
Net realized and unrealized gain 597,385
Net increase in net assets resulting from operations $1,500,101

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2020
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income $902,716 $577,524
Net realized gain 108,583 37,739
Net change in unrealized appreciation 488,802 1,385,349
Net increase in net assets resulting from operations 1,500,101 2,000,612
Distributions to shareholders
Net investment income and net realized gains (899,979) (536,509)
Shareholder transactions
Proceeds from shares sold 29,222,387 9,467,543
Net increase in net assets resulting from shareholder transactions 29,222,387 9,467,543
Increase in net assets 29,822,509 10,931,646
Net Assets:
Net assets beginning of year 26,946,089 16,014,443
Net assets at end of year $56,768,598 $26,946,089
Capital stock activity
Shares outstanding, beginning of year 1,250,050 800,050
Subscriptions 1,350,000 450,000
Shares outstanding, end of year 2,600,050 1,250,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2018
(a)
2020 2019
Per share data
Net asset value, beginning of
year
$21.56 $20.02 $20.00
Income (loss) from investment operations:
Net investment income 0.51 0.56 0.03
Net realized and unrealized gain (loss) 0.30 1.51 (0.01)
Total from investment operations 0.81 2.07 0.02
Less distributions to shareholders:
Net investment income (0.51) (0.53) –
Net realized gains (0.03) – –
Total distribution to shareholders (0.54) (0.53) –
Net asset value, end of year $21.83 $21.56 $20.02
Total Return at NAV 3.82% 10.42% 0.10%
Total Return at Market 4.18% 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.23% 0.26% 0.28%
(c)
Total net expenses
(b)(d)
0.23% 0.26% 0.28%
(c)
Net investment income 2.37% 2.67% 2.34%
(c)
Supplemental data
Net assets, end of
year
(in thousands) $56,769 $26,946 $16,014
Portfolio turnover 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2020
20 Strategic Beta ETFs | Annual Report 2020
Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 21
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
22 Strategic Beta ETFs | Annual Report 2020
and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee for the year ended October 31, 2020 was equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
To the extent these differences are permanent, reclassifications are made among the components of the Fund's net assets. Temporary differences do not require reclassifications. The Fund did not have any permanent differences;
therefore no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Year Ended October 31, 2020 Year Ended October 31, 2019
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
39,175 860,804 - 899,979 72 536,437 - 536,509
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
- 101,715 108,583 - 1,864,038

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 23
At October 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $34,095,890 and $4,101,197, respectively, for the year ended October 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. Prior to the December 1, 2020 amendment, the Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended October 31, 2020.
Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
54,258,119 2,151,679 (287,641) 1,864,038

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
24 Strategic Beta ETFs | Annual Report 2020
to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 25
the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
26 Strategic Beta ETFs | Annual Report 2020
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Strategic Beta ETFs | Annual Report 2020 27
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, hereafter referred to as the
"Fund") as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2020 and for the period October 10,
2018 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the two years in the period ended
October 31, 2020 and for the period October 10, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
28 Strategic Beta ETFs | Annual Report 2020
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2020 . Shareholders will be notiﬁed in early 202 1 of the amounts for use in preparing 2020 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Exempt-
interest
dividends
99.97%
Fund
Columbia Multi-Sector Municipal Income ETF $114,012

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2020 29
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board. The Board approved the nomination of and recommended the election of 17 nominees to the Board, effecting a consolidation of the Board and the board of trustees overseeing Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust. At a
shareholder meeting held on December 22, 2020, shareholders approved the nominees, effective January 1, 2021.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
110 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
110 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-
2020); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
30 Strategic Beta ETFs | Annual Report 2020
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
110 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, DR Bank (Audit
Committee) since 2017;
Director, Evercore Inc.
(Audit Committee,
Nominating and
Governance Committee)
since 2019
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
110 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010;  2003; Board
of Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Board of Directors, The
MA Business Roundtable
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
110 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Chair of the Board
since 1/20;
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
110 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 31
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
110 Trustee, Penn Mutual
Life Insurance Company
since March 2008;
Director, Renaissance Re
Holdings Ltd. since May
2008; former Trustee,
BofA Funds Series Trust
(11 funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
110 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Trustee,
Hollingsworth Funds
since 2016 (previously
Board Chair from 2016-
2019); Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
110 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
32 Strategic Beta ETFs | Annual Report 2020
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chief Executive Officer, Global Asset
Management, Ameriprise Financial, Inc.
since September 2012; Chairman of the
Board and President, Columbia Management
Investment Advisers, LLC since July
2004 and February 2012, respectively;
Chairman of the Board and Chief Executive
Officer, Columbia Management Investment
Distributors, Inc. since November 2008 and
February 2012, respectively; Chairman of
the Board and Director, Threadneedle Asset
Management Holdings, Sàrl since March
2013 and December 2008, respectively;
senior executive of various entities affiliated
with Columbia Threadneedle
162
Trustee, Columbia Funds
since November 2001

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 33
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer,
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 –
January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer, Chief
Accounting Officer
(Principal Accounting
Officer) (2019), and
Principal Financial Officer
(2020)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
Born 1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015); previously, Senior Vice President of Investment
Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity
Investments (January 2012 – March 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
34 Strategic Beta ETFs | Annual Report 2020
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF
(the ETF). Under the investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to the ETF and other funds distributed by Columbia Management Investment
Distributors, Inc. (collectively, the Funds).
On an annual basis, the ETF’s Board of Trustees (the Board), including the independent Board members (the Independent
Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions,
Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to the ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning
Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that
Columbia Threadneedle has been able to effectively manage the ETF through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the
Board also considered the nature, quality and range of administrative oversight services provided to the ETF by Columbia
Threadneedle, as well as the achievements in 2019 in the performance of administrative oversight services, and noted
the various enhancements anticipated for 2020. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETF’s and Columbia Threadneedle’s compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2020 35
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETF under the IMS Agreement. It was observed that the services being performed under the IMS Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide quality services to the ETF.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the ETF (particularly relative to the index of which the ETF seeks to replicate performance)
and the net assets of the ETF. The Board also reviewed index tracking error data for the ETF. The Board observed that the ETF’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the ETF
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by the ETF. In this regard, they observed that many of the competitors of the ETF have adopted similar unified/all-inclusive fee structures.
The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect
(i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board observed that the ETF’s unified fee rate approximated the median expenses paid by funds in the ETF’s comparative peer universe. Based on its review, the Board concluded that the ETF’s management fee was fair and reasonable in light of the extent and quality of services that the ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing management services to the ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETF. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia
Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETF, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETF should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
36 Strategic Beta ETFs | Annual Report 2020
was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the
IMS Agreement.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN303_10_K01_(12/20)
CET001211
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Annual Report
October 31, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2020

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Research Enhanced Value ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Understanding Your Fund’s Expenses 11
Portfolio of Investments 12
Statement of Assets and Liabilities 24
Statement of Operations 25
Statement of Changes in Net Assets 26
Financial Highlights 27
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 37
Federal Income Tax Information 38
Trustees and Officers 39
Approval of Investment Management Services Agreement 44
Additional Information 47

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
Strategic Beta ETFs | Annual Report 2020 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000 ®
Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 09/25/19 7.46 9.30
Net Asset Value 09/25/19 7.82 9.52
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 7.97 9.68
Russell 1000® Index 10.87 12.23

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
4 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at October 31, 2020)
Information Technology 27 .8
Health Care 13 .4
Consumer Discretionary 11 .8
Communication Services 10 .8
Financials 9 .3
Industrials 9 .1
Consumer Staples 6 .5
Utilities 3 .2
Real Estate 3 .2
Materials 2 .9
Energy 2 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Core ETF (RECS)
Strategic Beta ETFs | Annual Report 2020 5
For the 12-month period that ended October 31, 2020, the Fund returned 7.82% based on net asset value (NAV) and
7.46% based on market price. The Beta Advantage
®
Research Enhanced U.S. Equity Index (the Index), against which the performance of the Fund is measured, returned 7.97% during the same period. To compare, the Russell 1000® Index returned 10.87% for the same period.
The Fund had a NAV of $20.31 on October 31, 2019 and ended the annual period on October 31, 2020 with a NAV of
$21.79. The Fund’s market price on October 31, 2020 was $21.74 per share.
Market overview
U.S. equities gained in the last two months of 2019, when the annual period began, across almost every sector, capitalization and style. The strong climb in equity markets was supported by hopeful expectations surrounding a “Phase
One” trade deal in principle between the U.S. and China and by resilience of the American consumer, which together contributed to investor optimism.
Strong performance for U.S. equities continued into the start of the new year. But then, after rising to record highs in mid-February, U.S. equities plunged in the first quarter of 2020 to their worst quarterly results since 2008. The outbreak and rapid spread of COVID-19 led to heightened risk aversion, as investors struggled to assess the economic effects of the pandemic. Rattling markets further was an unexpected fight over production levels between Saudi Arabia and Russia that led to a plunge in oil prices. A policy response came swiftly, with the U.S. Federal Reserve (Fed) cutting interest rates twice in March and rolling out multiple emergency lending programs. In addition, U.S. lawmakers delivered a more than
$2 trillion rescue package to try and buoy households and businesses as much of the country was put on stay-at-home orders near quarter-end. Markets whipsawed dramatically as the legislation, the largest dose of economic relief in U.S.
history, lurched through Congress. Despite rallying in the final week of March, major U.S. equity indices finished the first quarter of 2020 down significantly, and volatility spiked to levels last seen in the fall of 2008.
In a sharp reversal, U.S. equity markets rebounded from historic lows to post the best quarterly returns in the second quarter of 2020 in more than 20 years. Participation was broad-based but led primarily by mega-cap technology stocks.
Sentiment around reopening efforts across the U.S. swung between hope and disappointment, but optimism ultimately was credited as a key driver of the quarter’s robust results. Economic growth accelerated as the world slowly came out of quarantine, although the extent of the recovery was unknown, and the spike in COVID-19 cases in regional hotspots across the U.S. and internationally threw a bit of a wrench into the rally toward the end of the quarter. As the Fed reiterated its commitment to using all of its available tools to support the economy, risk-on sentiment overcame any worries about economic recovery, as well as concerns about renewed U.S.-China tensions, social justice unrest and a brief implosion in the oil market that saw West Texas Intermediate crude oil futures close in negative territory for the first time ever.
For the second consecutive quarter, U.S. equity markets posted strong positive returns during the third quarter of 2020, with several major benchmarks hitting all-time highs along the way. The biggest tailwind for stocks remained the massive monetary and fiscal stimulus put in place in response to the COVID-19 pandemic. Corporate earnings resiliency and hopeful expectations for a near-term vaccine breakthrough also aided markets. That said, gains were largely confined to July and August, as uncertainty over the then-upcoming U.S. elections, U.S.-China relations and economic recovery pushed most U.S. equity indices lower in September.
U.S. equities continued to decline in October 2020. While the majority of third calendar quarter earnings results for
U.S. companies that were reported in October came in above consensus expectations, equity prices declined against a backdrop of heightened market expectations. Political uncertainty surrounding the results of the U.S. elections and a lack of further fiscal stimulus were also sources of volatility during the month.
Within the broad U.S. equity market, large-cap stocks led mid-cap and small-cap stocks, and growth stocks significantly outperformed value stocks across the capitalization spectrum. Within the Russell 1000® Index, information technology, consumer discretionary and communication services were the best performing sectors, each generating a robust double-
digit absolute gain during the annual period. Energy was by far the weakest sector in the Russell 1000® Index, followed

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Core ETF (RECS)
6 Strategic Beta ETFs | Annual Report 2020
at some distance by financials and real estate, with each of the three sectors generating a double-digit negative absolute return during the annual period.
Index gained but lagged Russell 1000® Index during annual period
Constituent companies in the consumer discretionary, health care and materials sectors detracted most from the Index’s results relative to the Russell 1000® Index during the annual period. Partially offsetting these detractors were Index constituents in the real estate, industrials and information technology sectors, which contributed positively to the Index’s results relative to the Russell 1000® Index.
Relative to the Russell 1000® Index, an underweight position in e-commerce retailer Amazon.com and overweight positions in diversified financial institutions Bank of America and Citigroup (0.00%, 1.71% and 0.81% of Fund net assets as of 10/31/20, respectively) detracted most. Amazon.com generated a double-digit positive absolute return during the annual period, while Bank of America and Citigroup each posted a double-digit negative absolute return during the annual period. Relative to the Russell 1000® Index, overweight positions in information technology giant Apple and software behemoth Microsoft and an underweight position in diversified financial institution JPMorgan Chase (8.02%, 6.92% and
0.00% of Fund net assets as of 10/31/20, respectively) contributed most positively. Apple and Microsoft each posted a double-digit positive absolute return during the annual period, while JPMorgan Chase generated a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
Strategic Beta ETFs | Annual Report 2020 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000 ® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000 ® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended October 31, 2020)
Inception 1 Year Life
Market Price 09/25/19 -8.50 -6.06
Net Asset Value 09/25/19 -8.16 -5.74
{
Beta Advantage®
}
Research
Enhanced U.S. Value Index -8.00 -5.54
Russell 1000® Value Index -7.57 -5.43

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
8 Strategic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (September 25, 2019 — October 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Equity sector breakdown (%) (at October 31, 2020)
Financials 17 .6
Industrials 14 .1
Health Care 13 .4
Communication Services 9 .5
Information Technology 8 .9
Consumer Staples 8 .4
Consumer Discretionary 7 .7
Utilities 6 .6
Materials 5 .1
Real Estate 4 .7
Energy 4 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Research Enhanced Value ETF (REVS)
Strategic Beta ETFs | Annual Report 2020 9
For the 12-month period that ended October 31, 2020, the Fund returned -8.16% based on net asset value (NAV) and
-8.50% based on market price. The Beta Advantage ® Research Enhanced U.S. Value Index (the Index), against which the performance of the Fund is measured, returned -8.00% during the same period. To compare, the Russell 1000
®
Value
Index returned -7.57% for the same period.
The Fund had a NAV of $20.24 on October 31, 2019 and ended the annual period on October 31, 2020 with a NAV of
$18.46. The Fund’s market price on October 31, 2020 was $18.40 per share.
Market overview
U.S. equities gained in the last two months of 2019, when the annual period began, across almost every sector, capitalization and style. The strong climb in equity markets was supported by hopeful expectations surrounding a “Phase
One” trade deal in principle between the U.S. and China and by resilience of the American consumer, which together contributed to investor optimism.
Strong performance for U.S. equities continued into the start of the new year. But then, after rising to record highs in mid-February, U.S. equities plunged in the first quarter of 2020 to their worst quarterly results since 2008. The outbreak and rapid spread of COVID-19 led to heightened risk aversion, as investors struggled to assess the economic effects of the pandemic. Rattling markets further was an unexpected fight over production levels between Saudi Arabia and Russia that led to a plunge in oil prices. A policy response came swiftly, with the U.S. Federal Reserve (Fed) cutting interest rates twice in March and rolling out multiple emergency lending programs. In addition, U.S. lawmakers delivered a more than
$2 trillion rescue package to try and buoy households and businesses as much of the country was put on stay-at-home orders near quarter-end. Markets whipsawed dramatically as the legislation, the largest dose of economic relief in U.S.
history, lurched through Congress. Despite rallying in the final week of March, major U.S. equity indices finished the first quarter of 2020 down significantly, and volatility spiked to levels last seen in the fall of 2008.
In a sharp reversal, U.S. equity markets rebounded from historic lows to post the best quarterly returns in the second quarter of 2020 in more than 20 years. Participation was broad-based but led primarily by mega-cap technology stocks.
Sentiment around reopening efforts across the U.S. swung between hope and disappointment, but optimism ultimately was credited as a key driver of the quarter’s robust results. Economic growth accelerated as the world slowly came out of quarantine, although the extent of the recovery was unknown, and the spike in COVID-19 cases in regional hotspots across the U.S. and internationally threw a bit of a wrench into the rally toward the end of the quarter. As the Fed reiterated its commitment to using all of its available tools to support the economy, risk-on sentiment overcame any worries about economic recovery, as well as concerns about renewed U.S.-China tensions, social justice unrest and a brief implosion in the oil market that saw West Texas Intermediate crude oil futures close in negative territory for the first time ever.
For the second consecutive quarter, U.S. equity markets posted strong positive returns during the third quarter of 2020, with several major benchmarks hitting all-time highs along the way. The biggest tailwind for stocks remained the massive monetary and fiscal stimulus put in place in response to the COVID-19 pandemic. Corporate earnings resiliency and hopeful expectations for a near-term vaccine breakthrough also aided markets. That said, gains were largely confined to July and August, as uncertainty over the then-upcoming U.S. elections, U.S.-China relations and economic recovery pushed most U.S. equity indices lower in September.
U.S. equities continued to decline in October 2020. While the majority of third calendar quarter earnings results for
U.S. companies that were reported in October came in above consensus expectations, equity prices declined against a backdrop of heightened market expectations. Political uncertainty surrounding the results of the U.S. elections and a lack of further fiscal stimulus were also sources of volatility during the month.
Within the broad U.S. equity market, large-cap stocks led mid-cap and small-cap stocks, and growth stocks significantly outperformed value stocks across the capitalization spectrum. Within the Russell 1000® Value Index, health care, materials and consumer staples were the best performing sectors, each posting a solid single-digit positive return during the annual period. Energy was by far the weakest sector in the Russell 1000® Value Index, followed at some distance

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Research Enhanced Value ETF (REVS)
10 Strategic Beta ETFs | Annual Report 2020
by real estate and financials, with each of the three sectors generating a double-digit negative absolute return during the annual period.
Index modestly lagged Russell 1000® Value Index during annual period
Constituent companies in the health care, materials and information technology sectors detracted most from the Index’s results relative to the Russell 1000® Value Index during the annual period. Partially offsetting these detractors were Index constituents in the industrials, real estate and energy sectors, which contributed positively to the Index’s results relative to the Russell 1000® Value Index.
Relative to the Russell 1000® Value Index, overweight positions in diversified financial institutions Citigroup and Bank of America and in integrated energy company Chevron (1.94%, 4.08% and 2.11% of Fund net assets as of 10/31/20, respectively) detracted most. Each generated a double-digit negative absolute return during the annual period. Relative to the Russell 1000® Value Index, an underweight position in diversified financial institution JPMorgan Chase and overweight positions in investment management services provider BlackRock and health care products manufacturer
Johnson & Johnson (0.00%, 1.95% and 4.75% of Fund net assets as of 10/31/20, respectively) contributed most positively. JPMorgan Chase posted a double-digit negative absolute return during the annual period; BlackRock generated a double-digit positive absolute return during the annual period; and Johnson & Johnson outperformed the Russell 1000®
Value Index with a solid single-digit positive absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Investments in mid-cap companies often involve greater risks that investments in larger companies and may have less predictable earning and be less liquid than the securities of larger firms. Value securities may be unprofitable if the market fails to recognize their intrinsic worth or the portfolio manager misgauged that worth. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to the report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular
Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2020 11
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2020 — October 31, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,122.00 1,024.38 0.80 0.76 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,053.10 1,024.18 0.98 0.97 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Annual Report 2020
Common Stocks 99.2%
Issuer Shares Value ($)
Communication Services  10.8%
Diversified Telecommunication Services 1.3%
CenturyLink, Inc. 4,232 36,480
Verizon Communications, Inc. 16,258 926,543
Total 963,023
Entertainment 0.6%
Activision Blizzard, Inc. 2,934 222,192
Electronic Arts, Inc.
(a)
1,095 131,214
Take-Two Interactive Software, Inc.
(a)
428 66,305
Zynga, Inc. Class A
(a)
3,408 30,638
Total 450,349
Interactive Media & Services 8.6%
Alphabet, Inc. Class A
(a)
1,172 1,894,081
Alphabet, Inc. Class C
(a)
1,154 1,870,646
Facebook, Inc. Class A
(a)
9,190 2,417,981
Total 6,182,708
Media 0.3%
Cable One, Inc. 20 34,637
DISH Network Corp. Class A
(a)
985 25,108
Fox Corp. Class A 1,342 35,590
Fox Corp. Class B 639 16,704
Interpublic Group of Cos., Inc. (The) 1,549 28,021
John Wiley & Sons, Inc. Class A 165 5,108
Liberty Media Corp.-Liberty SiriusXM Class
A
(a)
328 11,339
Liberty Media Corp.-Liberty SiriusXM Class
C
(a)
690 23,874
Sirius XM Holdings, Inc. 4,636 26,564
Total 206,945
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 390 6,630
Total Communication Services 7,809,655
Consumer Discretionary  11.7%
Auto Components 0.2%
Gentex Corp. 2,093 57,913
Lear Corp. 503 60,768
Total 118,681
Distributors 0.3%
LKQ Corp.
(a)
2,621 83,846
Pool Corp. 328 114,744
Total 198,590
Diversified Consumer Services 0.1%
H&R Block, Inc. 1,732 29,894
Service Corp. International 1,474 68,261
Total 98,155
Hotels, Restaurants & Leisure 1.0%
Aramark 2,104 58,365
Domino's Pizza, Inc. 338 127,872
Extended Stay America, Inc. 1,538 17,456
Hilton Worldwide Holdings, Inc. 2,416 212,149
MGM Resorts International 4,142 85,201
Wendy's Co. (The) 1,563 34,152
Wyndham Destinations, Inc. 727 23,722
Yum China Holdings, Inc. 3,393 180,609
Total 739,526
Household Durables 0.9%
DR Horton, Inc. 2,917 194,885
Leggett & Platt, Inc. 1,164 48,574
Lennar Corp. Class A 2,402 168,692
Lennar Corp. Class B 139 7,908
NVR, Inc.
(a)
27 106,733
PulteGroup, Inc. 2,372 96,683
Common Stocks (continued)
Issuer Shares Value ($)
Tempur Sealy International, Inc.
(a)
412 36,668
Total 660,143
Internet & Direct Marketing Retail 1.2%
Booking Holdings, Inc.
(a)
357 579,233
eBay, Inc. 5,781 275,349
Qurate Retail, Inc. Series A 3,337 22,591
Total 877,173
Leisure Products 0.1%
Brunswick Corp. 678 43,195
Multiline Retail 1.8%
Dollar General Corp. 2,208 460,832
Dollar Tree, Inc.
(a)
2,073 187,234
Kohl's Corp. 1,428 30,402
Target Corp. 4,206 640,237
Total 1,318,705
Specialty Retail 6.0%
AutoNation, Inc.
(a)
513 29,102
AutoZone, Inc.
(a)
207 233,699
Best Buy Co., Inc. 1,996 222,654
Burlington Stores, Inc.
(a)
565 109,373
Home Depot, Inc. (The) 9,380 2,501,740
Lowe's Cos., Inc. 6,565 1,037,927
Tractor Supply Co. 978 130,279
Williams-Sonoma, Inc. 667 60,837
Total 4,325,611
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. 3,108 49,945
PVH Corp. 644 37,539
Total 87,484
Total Consumer Discretionary 8,467,263
Consumer Staples  6.5%
Beverages 0.0%
Molson Coors Beverage Co. Class B 922 32,510
Food & Staples Retailing 1.7%
Kroger Co. (The) 3,932 126,650
Sprouts Farmers Market, Inc.
(a)
610 11,620
Walgreens Boots Alliance, Inc. 3,547 120,740
Walmart, Inc. 7,064 980,130
Total 1,239,140
Food Products 0.7%
Campbell Soup Co. 903 42,143
General Mills, Inc. 3,136 185,400
Ingredion, Inc. 350 24,811
JM Smucker Co. (The) 564 63,281
Kellogg Co. 1,293 81,317
Kraft Heinz Co. (The) 3,302 101,008
Total 497,960
Household Products 2.7%
Kimberly-Clark Corp. 1,729 229,248
Procter & Gamble Co. (The) 12,591 1,726,226
Spectrum Brands Holdings, Inc. 227 12,910
Total 1,968,384
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
480 21,667
Nu Skin Enterprises, Inc. Class A 260 12,831
Total 34,498
Tobacco 1.3%
Altria Group, Inc. 9,756 351,996
Philip Morris International, Inc. 8,277 587,833
Total 939,829
Total Consumer Staples 4,712,321

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 13
Common Stocks (continued)
Issuer Shares Value ($)
Energy  1.9%
Energy Equipment & Services 0.1%
Baker Hughes Co. 3,757 55,491
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. 1,573 9,013
Cabot Oil & Gas Corp. 2,165 38,515
Chevron Corp. 10,775 748,863
ConocoPhillips 6,023 172,378
Continental Resources, Inc. 417 5,017
Devon Energy Corp. 2,105 18,798
EOG Resources, Inc. 3,245 111,109
HollyFrontier Corp. 828 15,326
Marathon Oil Corp. 4,424 17,519
Marathon Petroleum Corp. 3,592 105,964
Phillips 66 2,450 114,317
Total 1,356,819
Total Energy 1,412,310
Financials  9.2%
Banks 3.9%
Bank of America Corp. 51,850 1,228,845
Citigroup, Inc. 14,107 584,312
Citizens Financial Group, Inc. 2,964 80,769
East West Bancorp, Inc. 944 34,437
First Citizens BancShares, Inc. Class A 40 18,508
FNB Corp. 2,207 16,685
M&T Bank Corp. 855 88,561
People's United Financial, Inc. 2,849 30,399
Popular, Inc. 561 23,674
Regions Financial Corp. 6,676 88,791
Signature Bank 357 28,824
Synovus Financial Corp. 988 25,688
Wells Fargo & Co. 25,335 543,436
Western Alliance Bancorp 670 27,604
Total 2,820,533
Capital Markets 3.5%
Bank of New York Mellon Corp. (The) 5,312 182,520
BlackRock, Inc. 993 595,016
Cboe Global Markets, Inc. 753 61,211
Eaton Vance Corp. 753 45,022
Franklin Resources, Inc. 1,877 35,194
Intercontinental Exchange, Inc. 3,640 343,616
Moody's Corp. 1,094 287,613
Nasdaq, Inc. 777 94,009
S&P Global, Inc. 1,640 529,277
SEI Investments Co. 780 38,337
State Street Corp. 2,301 135,529
T Rowe Price Group, Inc. 1,489 188,597
Total 2,535,941
Consumer Finance 0.2%
OneMain Holdings, Inc. 437 15,247
SLM Corp. 2,534 23,288
Synchrony Financial 4,012 100,380
Total 138,915
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 2,790 59,957
Jefferies Financial Group, Inc. 1,543 30,104
Voya Financial, Inc. 852 40,836
Total 130,897
Insurance 1.3%
Allstate Corp. (The) 2,118 187,972
American Financial Group, Inc. 506 37,920
Assurant, Inc. 405 50,370
Common Stocks (continued)
Issuer Shares Value ($)
Brighthouse Financial, Inc.
(a)
636 21,052
CNA Financial Corp. 187 5,571
Fidelity National Financial, Inc. 1,887 59,044
First American Financial Corp. 745 33,220
Hanover Insurance Group, Inc. (The) 255 24,393
MetLife, Inc. 5,307 200,870
Old Republic International Corp. 1,914 31,160
Principal Financial Group, Inc. 1,838 72,086
Prudential Financial, Inc. 2,708 173,366
Reinsurance Group of America, Inc. 458 46,267
Unum Group 1,429 25,236
Total 968,527
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Starwood Property Trust, Inc. 1,890 26,403
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 2,358 23,721
New York Community Bancorp, Inc. 3,038 25,246
Total 48,967
Total Financials 6,670,183
Health Care  13.3%
Biotechnology 2.2%
AbbVie, Inc. 4,188 356,399
ACADIA Pharmaceuticals, Inc.
(a)
251 11,659
Acceleron Pharma, Inc.
(a)
121 12,654
Agios Pharmaceuticals, Inc.
(a)
145 5,810
Alexion Pharmaceuticals, Inc.
(a)
497 57,225
Alkermes PLC
(a)
366 5,947
Alnylam Pharmaceuticals, Inc.
(a)
260 31,972
Amgen, Inc. 1,355 293,954
Biogen, Inc.
(a)
365 92,006
BioMarin Pharmaceutical, Inc.
(a)
395 29,400
Bluebird Bio, Inc.
(a)
156 8,067
Exact Sciences Corp.
(a)
344 42,597
Exelixis, Inc.
(a)
673 13,783
Gilead Sciences, Inc. 2,872 167,007
Global Blood Therapeutics, Inc.
(a)
133 7,033
Incyte Corp.
(a)
401 34,743
Ionis Pharmaceuticals, Inc.
(a)
305 14,320
Iovance Biotherapeutics, Inc.
(a)
324 11,560
Moderna, Inc.
(a)
667 45,002
Neurocrine Biosciences, Inc.
(a)
210 20,721
Regeneron Pharmaceuticals, Inc.
(a)
218 118,496
Sage Therapeutics, Inc.
(a)
122 8,952
Sarepta Therapeutics, Inc.
(a)
171 23,241
Seagen, Inc.
(a)
273 45,536
United Therapeutics Corp.
(a)
103 13,826
Vertex Pharmaceuticals, Inc.
(a)
586 122,099
Total 1,594,009
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 8,626 906,679
DENTSPLY SIRONA, Inc. 1,104 52,098
Envista Holdings Corp.
(a)
803 21,215
Hill-Rom Holdings, Inc. 318 28,960
Hologic, Inc.
(a)
1,232 84,786
Medtronic PLC 6,761 679,954
Zimmer Biomet Holdings, Inc. 1,048 138,441
Total 1,912,133
Health Care Providers & Services 1.9%
AmerisourceBergen Corp. 712 68,402
Cardinal Health, Inc. 1,446 66,212
Cigna Corp. 1,804 301,214
CVS Health Corp. 6,549 367,333

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Annual Report 2020
Common Stocks (continued)
Issuer Shares Value ($)
DaVita, Inc.
(a)
407 35,104
HCA Healthcare, Inc. 1,367 169,426
Humana, Inc. 660 263,525
McKesson Corp. 792 116,812
Total 1,388,028
Life Sciences Tools & Services 0.5%
Avantor, Inc.
(a)
2,223 51,729
IQVIA Holdings, Inc.
(a)
963 148,292
PPD, Inc.
(a)
804 26,436
QIAGEN NV
(a)
1,117 52,990
Syneos Health, Inc.
(a)
303 16,083
Waters Corp.
(a)
308 68,629
Total 364,159
Pharmaceuticals 6.1%
Eli Lilly and Co. 4,252 554,716
Jazz Pharmaceuticals PLC
(a)
263 37,898
Johnson & Johnson 13,177 1,806,699
Merck & Co., Inc. 12,387 931,626
Mylan NV
(a)
2,610 37,949
Perrigo Co. PLC 679 29,788
Pfizer, Inc. 27,720 983,506
Total 4,382,182
Total Health Care 9,640,511
Industrials  9.0%
Aerospace & Defense 0.9%
Lockheed Martin Corp. 1,897 664,197
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. 1,249 110,374
Airlines 0.3%
Copa Holdings SA Class A 239 11,778
Southwest Airlines Co. 4,613 182,352
Total 194,130
Building Products 0.8%
A O Smith Corp. 1,017 52,569
Allegion PLC 694 68,359
Fortune Brands Home & Security, Inc. 1,059 85,641
Masco Corp. 1,973 105,753
Owens Corning 815 53,358
Trane Technologies PLC 1,820 241,605
Total 607,285
Commercial Services & Supplies 0.5%
ADT, Inc. 1,210 7,974
Cintas Corp. 678 213,265
Republic Services, Inc. 1,631 143,805
Total 365,044
Construction & Engineering 0.1%
Quanta Services, Inc. 1,024 63,928
Valmont Industries, Inc. 157 22,286
Total 86,214
Electrical Equipment 1.3%
Acuity Brands, Inc. 298 26,564
Eaton Corp. PLC 2,955 306,699
Emerson Electric Co. 4,444 287,927
GrafTech International Ltd. 518 3,496
Hubbell, Inc. 408 59,368
nVent Electric PLC 1,195 21,570
Regal Beloit Corp. 303 29,891
Rockwell Automation, Inc. 880 208,666
Total 944,181
Machinery 1.9%
Allison Transmission Holdings, Inc. 852 30,800
Crane Co. 373 18,930
Common Stocks (continued)
Issuer Shares Value ($)
Cummins, Inc. 1,090 239,680
Dover Corp. 1,108 122,666
Gates Industrial Corp. PLC
(a)
341 3,785
Illinois Tool Works, Inc. 2,372 464,627
Lincoln Electric Holdings, Inc. 428 43,579
Otis Worldwide Corp. 3,100 189,968
Parker-Hannifin Corp. 975 203,151
Pentair PLC 1,238 61,603
Timken Co. (The) 481 28,716
Total 1,407,505
Professional Services 0.2%
CoreLogic, Inc. 594 45,696
FTI Consulting, Inc.
(a)
278 27,372
ManpowerGroup, Inc. 437 29,659
Robert Half International, Inc. 847 42,935
Total 145,662
Road & Rail 2.5%
CSX Corp. 5,880 464,167
Landstar System, Inc. 286 35,664
Norfolk Southern Corp. 1,980 414,058
Schneider National, Inc. Class B 448 9,883
Union Pacific Corp. 5,216 924,223
Total 1,847,995
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.
(a)
1,223 48,749
MSC Industrial Direct Co., Inc. Class A 344 23,963
WW Grainger, Inc. 341 119,357
Total 192,069
Total Industrials 6,564,656
Information Technology  27.6%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
189 39,482
Cisco Systems, Inc. 14,041 504,072
F5 Networks, Inc.
(a)
206 27,386
Motorola Solutions, Inc. 563 88,988
Ubiquiti, Inc. 27 5,011
Total 664,939
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.
(a)
251 19,551
Avnet, Inc. 317 7,820
Zebra Technologies Corp. Class A
(a)
167 47,368
Total 74,739
IT Services 3.8%
Automatic Data Processing, Inc. 1,433 226,357
Cognizant Technology Solutions Corp. Class
A 1,785 127,485
Euronet Worldwide, Inc.
(a)
169 15,014
Fiserv, Inc.
(a)
1,895 180,916
FleetCor Technologies, Inc.
(a)
266 58,762
Gartner, Inc.
(a)
285 34,228
GoDaddy, Inc. Class A
(a)
533 37,704
Leidos Holdings, Inc. 448 37,184
Mastercard, Inc. Class A 2,964 855,529
Paychex, Inc. 1,070 88,007
Science Applications International Corp. 189 14,434
VeriSign, Inc.
(a)
341 65,029
Visa, Inc. Class A 5,572 1,012,488
WEX, Inc.
(a)
142 17,970
Total 2,771,107
Semiconductors & Semiconductor Equipment 4.1%
Applied Materials, Inc. 2,965 175,617
Broadcom, Inc. 1,343 469,553

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 15
Common Stocks (continued)
Issuer Shares Value ($)
Cirrus Logic, Inc.
(a)
193 13,292
Intel Corp. 13,969 618,547
KLA Corp. 510 100,562
Maxim Integrated Products, Inc. 873 60,804
Microchip Technology, Inc. 797 83,749
NVIDIA Corp. 1,918 961,609
Qorvo, Inc.
(a)
373 47,505
QUALCOMM, Inc. 3,726 459,639
Total 2,990,877
Software 10.5%
Adobe, Inc.
(a)
1,549 692,558
Aspen Technology, Inc.
(a)
225 24,707
Atlassian Corp. PLC Class A
(a)
426 81,630
Autodesk, Inc.
(a)
714 168,176
Cadence Design Systems, Inc.
(a)
919 100,511
CDK Global, Inc. 397 17,111
Citrix Systems, Inc. 408 46,214
Dropbox, Inc. Class A
(a)
791 14,444
Fortinet, Inc.
(a)
429 47,349
Intuit, Inc. 825 259,611
Microsoft Corp. 24,635 4,987,848
Oracle Corp. 6,202 347,994
Proofpoint, Inc.
(a)
177 16,946
RealPage, Inc.
(a)
287 15,983
ServiceNow, Inc.
(a)
626 311,479
SolarWinds Corp.
(a)
154 3,146
SS&C Technologies Holdings, Inc. 744 44,060
Synopsys, Inc.
(a)
505 107,999
VMware, Inc. Class A
(a)
247 31,796
Zoom Video Communications, Inc. Class A
(a)
541 249,352
Total 7,568,914
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc. 53,084 5,778,724
HP, Inc. 4,709 84,574
NetApp, Inc. 699 30,679
Xerox Holdings Corp. 604 10,498
Total 5,904,475
Total Information Technology 19,975,051
Materials  2.9%
Chemicals 1.7%
Cabot Corp. 558 21,210
Celanese Corp. 1,198 135,985
CF Industries Holdings, Inc. 2,143 59,168
Chemours Co. (The) 1,617 32,566
Dow, Inc. 7,424 337,718
Eastman Chemical Co. 1,373 110,993
Huntsman Corp. 2,000 48,580
LyondellBasell Industries NV Class A 2,579 176,533
PPG Industries, Inc. 2,379 308,604
Total 1,231,357
Construction Materials 0.1%
Eagle Materials, Inc. 429 36,572
Containers & Packaging 0.7%
Avery Dennison Corp. 844 116,801
Graphic Packaging Holding Co. 2,799 37,199
International Paper Co. 3,963 173,381
Packaging Corp. of America 918 105,102
Westrock Co. 2,567 96,391
Total 528,874
Metals & Mining 0.4%
Nucor Corp. 3,073 146,766
Reliance Steel & Aluminum Co. 635 69,209
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 1,978 62,267
Total 278,242
Total Materials 2,075,045
Real Estate  3.1%
Equity Real Estate Investment Trusts (REITs) 3.0%
American Homes 4 Rent Class A 1,870 52,865
Americold Realty Trust 1,454 52,678
Brandywine Realty Trust 1,215 10,643
Brixmor Property Group, Inc. 2,165 23,728
Corporate Office Properties Trust 812 18,213
Crown Castle International Corp. 2,883 450,325
CyrusOne, Inc. 812 57,693
Douglas Emmett, Inc. 1,209 28,532
Equinix, Inc. 619 452,638
Equity LifeStyle Properties, Inc. 1,242 73,514
First Industrial Realty Trust, Inc. 916 36,466
Gaming and Leisure Properties, Inc. 1,472 53,507
Highwoods Properties, Inc. 749 22,298
Invitation Homes, Inc. 4,082 111,275
Iron Mountain, Inc. 2,093 54,544
Lamar Advertising Co. Class A 608 37,672
Mid-America Apartment Communities, Inc. 828 96,570
SBA Communications Corp. 759 220,391
Simon Property Group, Inc. 2,294 144,086
SL Green Realty Corp. 537 22,989
Spirit Realty Capital, Inc. 766 23,018
Vornado Realty Trust 1,284 39,457
WP Carey, Inc. 1,255 78,576
Total 2,161,678
Real Estate Management & Development 0.1%
CBRE Group, Inc. Class A
(a)
2,418 121,867
Total Real Estate 2,283,545
Utilities  3.2%
Electric Utilities 1.5%
Entergy Corp. 2,088 211,347
Exelon Corp. 9,980 398,102
NRG Energy, Inc. 2,413 76,299
OGE Energy Corp. 2,036 62,648
PG&E Corp.
(a)
8,827 84,386
PPL Corp. 8,016 220,440
Total 1,053,222
Gas Utilities 0.0%
National Fuel Gas Co. 894 35,724
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 6,698 130,611
Vistra Corp. 5,024 87,267
Total 217,878
Multi-Utilities 1.4%
DTE Energy Co. 2,007 247,704
MDU Resources Group, Inc. 2,029 48,209
Public Service Enterprise Group, Inc. 5,257 305,695

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2020
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Sempra Energy 3,098 388,365
Total 989,973
Total Utilities 2,296,797
Total Common Stocks
(Cost $65,822,819) 71,907,337
Exchange-Traded Equity Funds 0.2%
Issuer Shares Value ($)
Financials  0.2%
Financial Select Sector SPDR Fund 5,227 124,716
Total Exchange-Traded Equity Funds
(Cost $118,528) 124,716
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.004%
(b)
366,695 366,695
Total Money Market Funds
(Cost $366,695) 366,695
Total Investments in Securities
(Cost $66,308,042) 72,398,748
(c)
Other Assets & Liabilities, Net 49,688
Net Assets 72,448,436
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 8,299 2,689 (10,659) (329) – 1,280 53 –
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 17
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 7,809,655 – – 7,809,655
Consumer Discretionary 8,467,263 – – 8,467,263
Consumer Staples 4,712,321 – – 4,712,321
Energy 1,412,310 – – 1,412,310
Financials 6,670,183 – – 6,670,183
Health Care 9,640,511 – – 9,640,511
Industrials 6,564,656 – – 6,564,656
Information Technology 19,975,051 – – 19,975,051
Materials 2,075,045 – – 2,075,045
Real Estate 2,283,545 – – 2,283,545
Utilities 2,296,797 – – 2,296,797
Total Common Stocks 71,907,337 – – 71,907,337
Exchange-Traded Equity Funds 124,716 – – 124,716
Money Market Funds 366,695 – – 366,695
Total Investments in Securities 72,398,748 – – 72,398,748
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2020
Common Stocks 99 .1%
Issuer Shares Value ($)
Communication Services  9.4%
Diversified Telecommunication Services 4.1%
CenturyLink, Inc. 84 724
Verizon Communications, Inc. 321 18,294
Total 19,018
Entertainment 1.1%
Activision Blizzard, Inc. 35 2,650
Electronic Arts, Inc.
(a)
19 2,277
Take-Two Interactive Software, Inc.
(a)
1 155
Zynga, Inc. Class A
(a)
12 108
Total 5,190
Interactive Media & Services 3.5%
Alphabet, Inc. Class A
(a)
5 8,081
Alphabet, Inc. Class C
(a)
5 8,105
Total 16,186
Media 0.7%
DISH Network Corp. Class A
(a)
20 510
Fox Corp. Class A 27 716
Fox Corp. Class B 13 340
Interpublic Group of Cos., Inc. (The) 31 561
John Wiley & Sons, Inc. Class A 3 93
Liberty Media Corp.-Liberty SiriusXM Class
A
(a)
6 207
Liberty Media Corp.-Liberty SiriusXM Class
C
(a)
12 415
Sirius XM Holdings, Inc. 36 206
Total 3,048
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 8 136
Total Communication Services 43,578
Consumer Discretionary  7.6%
Auto Components 0.2%
Gentex Corp. 19 526
Lear Corp. 4 483
Total 1,009
Distributors 0.1%
LKQ Corp.
(a)
23 736
Diversified Consumer Services 0.1%
H&R Block, Inc. 5 86
Service Corp. International 13 602
Total 688
Hotels, Restaurants & Leisure 1.1%
Aramark 19 527
Extended Stay America, Inc. 14 159
Hilton Worldwide Holdings, Inc. 21 1,844
MGM Resorts International 37 761
Wyndham Destinations, Inc. 7 228
Yum China Holdings, Inc. 28 1,491
Total 5,010
Household Durables 1.0%
DR Horton, Inc. 26 1,737
Leggett & Platt, Inc. 10 417
Lennar Corp. Class A 21 1,475
Lennar Corp. Class B 1 57
PulteGroup, Inc. 21 856
Tempur Sealy International, Inc.
(a)
1 89
Total 4,631
Internet & Direct Marketing Retail 0.1%
eBay, Inc. 4 191
Qurate Retail, Inc. Series A 30 203
Total 394
Common Stocks (continued)
Issuer Shares Value ($)
Leisure Products 0.1%
Brunswick Corp. 6 382
Multiline Retail 1.5%
Dollar Tree, Inc.
(a)
10 903
Kohl's Corp. 13 277
Target Corp. 37 5,632
Total 6,812
Specialty Retail 3.2%
AutoNation, Inc.
(a)
5 284
AutoZone, Inc.
(a)
1 1,129
Best Buy Co., Inc. 15 1,673
Burlington Stores, Inc.
(a)
1 193
Home Depot, Inc. (The) 42 11,202
Williams-Sonoma, Inc. 5 456
Total 14,937
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc. 28 450
PVH Corp. 6 350
Total 800
Total Consumer Discretionary 35,399
Consumer Staples  8.3%
Food & Staples Retailing 2.8%
Kroger Co. (The) 41 1,321
Sprouts Farmers Market, Inc.
(a)
1 19
Walgreens Boots Alliance, Inc. 37 1,259
Walmart, Inc. 75 10,406
Total 13,005
Food Products 0.9%
Campbell Soup Co. 5 233
General Mills, Inc. 33 1,951
Ingredion, Inc. 4 284
JM Smucker Co. (The) 6 673
Kraft Heinz Co. (The) 35 1,071
Total 4,212
Household Products 2.7%
Kimberly-Clark Corp. 18 2,387
Procter & Gamble Co. (The) 73 10,008
Spectrum Brands Holdings, Inc. 2 114
Total 12,509
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
4 181
Nu Skin Enterprises, Inc. Class A 3 148
Total 329
Tobacco 1.8%
Altria Group, Inc. 58 2,092
Philip Morris International, Inc. 87 6,179
Total 8,271
Total Consumer Staples 38,326
Energy  4.0%
Energy Equipment & Services 0.2%
Baker Hughes Co. 49 724
Helmerich & Payne, Inc. 8 119
Total 843
Oil, Gas & Consumable Fuels 3.8%
Antero Midstream Corp. 20 115
Cabot Oil & Gas Corp. 28 498
Chevron Corp. 140 9,730
ConocoPhillips 78 2,232
Continental Resources, Inc. 5 60
Devon Energy Corp. 27 241
EOG Resources, Inc. 42 1,438
HollyFrontier Corp. 11 204

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 19
Common Stocks (continued)
Issuer Shares Value ($)
Marathon Oil Corp. 57 226
Marathon Petroleum Corp. 47 1,386
Phillips 66 32 1,493
Total 17,623
Total Energy 18,466
Financials  17.4%
Banks 7.6%
Bank of America Corp. 795 18,841
Citigroup, Inc. 216 8,947
Citizens Financial Group, Inc. 46 1,253
East West Bancorp, Inc. 15 547
First Citizens BancShares, Inc. Class A 1 463
FNB Corp. 34 257
M&T Bank Corp. 13 1,347
People's United Financial, Inc. 44 469
Popular, Inc. 9 380
Regions Financial Corp. 102 1,357
Signature Bank 5 404
Synovus Financial Corp. 15 390
Western Alliance Bancorp 10 412
Total 35,067
Capital Markets 5.5%
Bank of New York Mellon Corp. (The) 81 2,783
BlackRock, Inc. 15 8,988
Cboe Global Markets, Inc. 9 732
Eaton Vance Corp. 12 717
Franklin Resources, Inc. 29 544
Intercontinental Exchange, Inc. 36 3,398
S&P Global, Inc. 10 3,227
SEI Investments Co. 12 590
State Street Corp. 35 2,062
T Rowe Price Group, Inc. 17 2,153
Total 25,194
Consumer Finance 0.4%
OneMain Holdings, Inc. 7 244
SLM Corp. 30 276
Synchrony Financial 62 1,551
Total 2,071
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 43 924
Jefferies Financial Group, Inc. 24 468
Voya Financial, Inc. 13 623
Total 2,015
Insurance 3.2%
Allstate Corp. (The) 33 2,929
American Financial Group, Inc. 8 600
Assurant, Inc. 6 746
Brighthouse Financial, Inc.
(a)
10 331
CNA Financial Corp. 3 89
Fidelity National Financial, Inc. 29 907
First American Financial Corp. 11 490
Hanover Insurance Group, Inc. (The) 4 383
MetLife, Inc. 81 3,066
Old Republic International Corp. 29 472
Principal Financial Group, Inc. 28 1,098
Prudential Financial, Inc. 42 2,689
Reinsurance Group of America, Inc. 7 707
Unum Group 22 389
Total 14,896
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. 29 405
Common Stocks (continued)
Issuer Shares Value ($)
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. 36 362
New York Community Bancorp, Inc. 47 391
Total 753
Total Financials 80,401
Health Care  13.3%
Biotechnology 1.0%
AbbVie, Inc. 3 255
Agios Pharmaceuticals, Inc.
(a)
2 80
Alexion Pharmaceuticals, Inc.
(a)
6 691
Alkermes PLC
(a)
5 81
Biogen, Inc.
(a)
3 756
BioMarin Pharmaceutical, Inc.
(a)
1 74
Bluebird Bio, Inc.
(a)
1 52
Exact Sciences Corp.
(a)
1 124
Exelixis, Inc.
(a)
6 123
Gilead Sciences, Inc. 38 2,210
Ionis Pharmaceuticals, Inc.
(a)
2 94
Sage Therapeutics, Inc.
(a)
2 147
United Therapeutics Corp.
(a)
1 134
Total 4,821
Health Care Equipment & Supplies 0.8%
DENTSPLY SIRONA, Inc. 16 755
Hill-Rom Holdings, Inc. 4 364
Hologic, Inc.
(a)
5 344
Zimmer Biomet Holdings, Inc. 15 1,982
Total 3,445
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 5 480
Cigna Corp. 18 3,006
CVS Health Corp. 92 5,160
DaVita, Inc.
(a)
5 431
HCA Healthcare, Inc. 9 1,115
Humana, Inc. 6 2,396
McKesson Corp. 3 443
Total 13,031
Life Sciences Tools & Services 0.3%
PPD, Inc.
(a)
2 66
Syneos Health, Inc.
(a)
4 212
Waters Corp.
(a)
4 891
Total 1,169
Pharmaceuticals 8.4%
Jazz Pharmaceuticals PLC
(a)
4 576
Johnson & Johnson 160 21,938
Merck & Co., Inc. 22 1,655
Mylan NV
(a)
37 538
Perrigo Co. PLC 10 439
Pfizer, Inc. 388 13,766
Total 38,912
Total Health Care 61,378
Industrials  14.0%
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 7 619
Airlines 0.6%
Copa Holdings SA Class A 3 148
Southwest Airlines Co. 63 2,490
Total 2,638
Building Products 1.7%
A O Smith Corp. 14 724
Allegion PLC 3 295
Fortune Brands Home & Security, Inc. 15 1,213
Masco Corp. 27 1,447

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2020
Common Stocks (continued)
Issuer Shares Value ($)
Owens Corning 11 720
Trane Technologies PLC 25 3,319
Total 7,718
Commercial Services & Supplies 0.5%
ADT, Inc. 17 112
Cintas Corp. 1 314
Republic Services, Inc. 22 1,940
Total 2,366
Construction & Engineering 0.2%
Quanta Services, Inc. 11 687
Valmont Industries, Inc. 2 284
Total 971
Electrical Equipment 2.5%
Acuity Brands, Inc. 4 356
Eaton Corp. PLC 40 4,152
Emerson Electric Co. 61 3,952
GrafTech International Ltd. 7 47
Hubbell, Inc. 6 873
nVent Electric PLC 16 289
Regal Beloit Corp. 4 395
Rockwell Automation, Inc. 6 1,423
Total 11,487
Machinery 3.4%
Allison Transmission Holdings, Inc. 4 144
Crane Co. 5 254
Cummins, Inc. 15 3,298
Dover Corp. 15 1,661
Gates Industrial Corp. PLC
(a)
5 55
Illinois Tool Works, Inc. 18 3,526
Lincoln Electric Holdings, Inc. 3 305
Otis Worldwide Corp. 42 2,574
Parker-Hannifin Corp. 13 2,709
Pentair PLC 17 846
Timken Co. (The) 7 418
Total 15,790
Professional Services 0.3%
CoreLogic, Inc. 8 616
ManpowerGroup, Inc. 6 407
Robert Half International, Inc. 12 608
Total 1,631
Road & Rail 4.4%
CSX Corp. 80 6,315
Kansas City Southern 10 1,762
Landstar System, Inc. 1 125
Norfolk Southern Corp. 27 5,646
Schneider National, Inc. Class B 6 132
Union Pacific Corp. 35 6,202
Total 20,182
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.
(a)
17 678
MSC Industrial Direct Co., Inc. Class A 5 348
WW Grainger, Inc. 1 350
Total 1,376
Total Industrials 64,778
Information Technology  8.8%
Communications Equipment 2.7%
Arista Networks, Inc.
(a)
1 209
Ciena Corp.
(a)
9 354
Cisco Systems, Inc. 267 9,585
F5 Networks, Inc.
(a)
4 532
Motorola Solutions, Inc. 10 1,581
Total 12,261
Common Stocks (continued)
Issuer Shares Value ($)
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
5 389
Avnet, Inc. 6 148
SYNNEX Corp. 3 395
Total 932
IT Services 1.5%
Automatic Data Processing, Inc. 4 632
Cognizant Technology Solutions Corp. Class
A 32 2,285
Fiserv, Inc.
(a)
25 2,387
Leidos Holdings, Inc. 8 664
Science Applications International Corp. 3 229
VeriSign, Inc.
(a)
3 572
WEX, Inc.
(a)
3 380
Total 7,149
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc. 1 350
Cirrus Logic, Inc.
(a)
4 275
Intel Corp. 266 11,778
Microchip Technology, Inc. 4 420
Qorvo, Inc.
(a)
7 892
Total 13,715
Software 0.8%
Autodesk, Inc.
(a)
5 1,178
Citrix Systems, Inc. 6 680
Oracle Corp. 14 786
SolarWinds Corp.
(a)
3 61
SS&C Technologies Holdings, Inc. 11 651
Synopsys, Inc.
(a)
1 214
Total 3,570
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc. Class C
(a)
14 844
HP, Inc. 90 1,617
NetApp, Inc. 6 263
Xerox Holdings Corp. 11 191
Total 2,915
Total Information Technology 40,542
Materials  5.0%
Chemicals 2.4%
Cabot Corp. 11 418
Celanese Corp. 23 2,611
CF Industries Holdings, Inc. 40 1,104
Chemours Co. (The) 31 624
Eastman Chemical Co. 26 2,102
Huntsman Corp. 38 923
LyondellBasell Industries NV Class A 49 3,354
Total 11,136
Construction Materials 0.2%
Eagle Materials, Inc. 8 682
Containers & Packaging 1.9%
Avery Dennison Corp. 9 1,246
Graphic Packaging Holding Co. 41 545
International Paper Co. 75 3,281
Packaging Corp. of America 17 1,946
Westrock Co. 49 1,840
Total 8,858
Metals & Mining 0.5%
Reliance Steel & Aluminum Co. 12 1,308
Steel Dynamics, Inc. 37 1,165
Total 2,473
Total Materials 23,149

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 21
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Real Estate  4.7%
Equity Real Estate Investment Trusts (REITs) 4.3%
American Homes 4 Rent Class A 27 763
Americold Realty Trust 19 688
Brandywine Realty Trust 18 158
Brixmor Property Group, Inc. 31 340
CoreSite Realty Corp. 1 119
Corporate Office Properties Trust 12 269
CyrusOne, Inc. 12 853
Douglas Emmett, Inc. 18 425
Duke Realty Corp. 39 1,482
Equity LifeStyle Properties, Inc. 11 651
First Industrial Realty Trust, Inc. 13 517
Gaming and Leisure Properties, Inc. 21 763
Highwoods Properties, Inc. 11 327
Invitation Homes, Inc. 59 1,608
Iron Mountain, Inc. 13 339
Lamar Advertising Co. Class A 9 558
Mid-America Apartment Communities, Inc. 12 1,400
Omega Healthcare Investors, Inc. 25 720
Paramount Group, Inc. 20 116
SBA Communications Corp. 10 2,904
Simon Property Group, Inc. 7 440
SL Green Realty Corp. 8 342
Spirit Realty Capital, Inc. 11 330
Vornado Realty Trust 19 584
Weyerhaeuser Co. 76 2,074
WP Carey, Inc. 18 1,127
Total 19,897
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
35 1,764
Total Real Estate 21,661
Utilities  6.6%
Electric Utilities 3.0%
Entergy Corp. 28 2,834
Exelon Corp. 133 5,305
NRG Energy, Inc. 21 664
Common Stocks (continued)
Issuer Shares Value ($)
OGE Energy Corp. 27 831
PG&E Corp.
(a)
117 1,119
PPL Corp. 107 2,942
Total 13,695
Gas Utilities 0.1%
National Fuel Gas Co. 12 480
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 90 1,755
Vistra Corp. 67 1,164
Total 2,919
Multi-Utilities 2.9%
DTE Energy Co. 27 3,332
MDU Resources Group, Inc. 27 642
Public Service Enterprise Group, Inc. 70 4,070
Sempra Energy 42 5,265
Total 13,309
Total Utilities 30,403
Total Common Stocks
(Cost $496,433) 458,081
Exchange-Traded Equity Funds 0 .4%
Issuer Shares Value ($)
Financials  0.4%
Financial Select Sector SPDR Fund 87 2,076
Total Exchange-Traded Equity Funds
(Cost $1,860) 2,076
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.004%
(b)
1,751 1,751
Total Money Market Funds
(Cost $1,751) 1,751
Total Investments in Securities
(Cost $500,044) 461,908
(c)
Other Assets & Liabilities, Net 553
Net Assets 462,461
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/
(loss)
($) Dividends($)
End of period
shares
Ameriprise Financial, Inc. 15,843 3,362 (18,577) (628) – 2,442 102 –

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2020
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 43,578 – – 43,578
Consumer Discretionary 35,399 – – 35,399
Consumer Staples 38,326 – – 38,326
Energy 18,466 – – 18,466
Financials 80,401 – – 80,401
Health Care 61,378 – – 61,378
Industrials 64,778 – – 64,778
Information Technology 40,542 – – 40,542
Materials 23,149 – – 23,149
Real Estate 21,661 – – 21,661
Utilities 30,403 – – 30,403
Total Common Stocks 458,081 – – 458,081
Exchange-Traded Equity Funds 2,076 – – 2,076

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 23
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Money Market Funds 1,751 – – 1,751
Total Investments in Securities 461,908 – – 461,908
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2020
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,308,042 and $500,044, respectively) $72,398,748 $461,908
Receivable for:
Dividends 59,118 630
Total assets 72,457,866 462,538
Liabilities
Payable for:
Investment management fees 9,430 77
Total liabilities 9,430 77
Net assets applicable to outstanding capital stock $72,448,436 $462,461
Represented by:
Paid-in capital $65,973,268 $644,571
Total distributable earnings (loss) 6,475,168 (182,110)
Total - representing net assets applicable to outstanding capital stock $72,448,436 $462,461
Shares outstanding 3,325,050 25,050
Net asset value per share $21.79 $18.46

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 25
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $637,534 $135,816
Dividends - affiliated issuers 53 102
Foreign taxes withheld (49) (15)
Total income 637,538 135,903
Expenses:
Investment management fees 50,913 8,277
Net investment income 586,625 127,626
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (261,441) (261,090)
Investments - affiliated issuers 1,280 2,442
In-kind transactions 1,106,353 (196,022)
Net realized gain (loss) 846,192 (454,670)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 5,974,274 (122,943)
Investments - affiliated issuers (329) (628)
Net change in unrealized appreciation (depreciation) 5,973,945 (123,571)
Net realized and unrealized gain (loss) 6,820,137 (578,241)
Net increase (decrease) in net assets resulting from operations $7,406,762 $(450,615)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2020
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Year Ended
October 31, 2020
Year Ended
October 31,
2019
(a)
Year Ended
October 31, 2020
Year Ended
October 31,
2019
(a)
Operations
Net investment income $586,625 $8,932 $127,626 $12,109
Net realized gain (loss) 846,192 (75) (454,670) 770
Net change in unrealized appreciation (depreciation) 5,973,945 116,761 (123,571) 85,435
Net increase (decrease) in net assets resulting from operations 7,406,762 125,618 (450,615) 98,314
Distributions to shareholders
Net investment income and net realized gains (26,550) – (37,232) –
Shareholder transactions
Proceeds from shares sold 94,006,567 – – –
Cost of shares redeemed (34,017,434) – (4,109,602) –
Net increase (decrease) in net assets resulting from shareholder transactions 59,989,133 – (4,109,602) –
Increase (decrease) in net assets 67,369,345 125,618 (4,597,449) 98,314
Net Assets:
Net assets beginning of year 5,079,091 4,953,473
(b)
5,059,910 4,961,596
(c)
Net assets at end of year $72,448,436 $5,079,091 $462,461 $5,059,910
Capital stock activity
Shares outstanding, beginning of year 250,050 250,050 250,050 250,050
Subscriptions 4,875,000 – – –
Redemptions (1,800,000) – (225,000) –
Shares outstanding, end of year 3,325,050 250,050 25,050 250,050
(a) Based on operations from September 25, 2019 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 commencement of operations), the Fund had an decrease in net assets of $47,527 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.
(c) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 (commencement of operations), the Fund had a decrease in net assets of $39,404 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2020 27
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Research Enhanced Core ETF
Year Ended
2020
October 31,
2019
(a)
Per share data
Net asset value, beginning of
year
$20.31 $19.81
Income (loss) from investment operations:
Net investment income 0.37 0.04
Net realized and unrealized gain 1.22 0.46
Total from investment operations 1.59 0.50
Less distributions to shareholders:
Net investment income (0.11) –
Net realized gains (0.00)
(b)
–
Total distribution to shareholders (0.11) –
Net asset value, end of year $21.79 $20.31
Total Return at NAV 7.82% 2.52%
Total Return at Market 7.46% 2.63%
Ratios to average net assets:
Total gross expenses
(c)
0.15% 0.15%
(d)
Total net expenses
(c)(e)
0.15% 0.15%
(d)
Net investment income 1.73% 1.77%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $72,448 $5,079
Portfolio turnover 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Strategic Beta ETFs | Annual Report 2020
Columbia Research Enhanced Value ETF
Year Ended
2020
October 31,
2019
(a)
Per share data
Net asset value, beginning of
year
$20.24 $19.84
Income (loss) from investment operations:
Net investment income 0.56 0.05
Net realized and unrealized gain (loss) (2.19) 0.35
Total from investment operations (1.63) 0.40
Less distributions to shareholders:
Net investment income (0.15) –
Net realized gains (0.00)
(b)
–
Total distribution to shareholders (0.15) –
Net asset value, end of year $18.46 $20.24
Total Return at NAV (8.16)% 2.02%
Total Return at Market (8.50)% 2.02%
Ratios to average net assets:
Total gross expenses
(c)
0.19% 0.19%
(d)
Total net expenses
(c)(e)
0.19% 0.19%
(d)
Net investment income 2.93% 2.41%
(d)
Supplemental data
Net assets, end of
year
(in thousands) $462 $5,060
Portfolio turnover 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 29
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
currently operates as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
30 Strategic Beta ETFs | Annual Report 2020
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 31
Determination of net asset value
The NAV per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
32 Strategic Beta ETFs | Annual Report 2020
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2020, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, disallowed capital gains (losses) on a redemption in-kind, and return of capital security adjustments. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (2,903) (1,027,759) 1,030,662
Columbia Research Enhanced Value ETF (1,539) 208,962 (207,423)
Year Ended October 31, 2020 Year Ended October 31, 2019
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 26,500 50 26,550 - - -
Columbia Research Enhanced Value ETF 37,117 115 37,232 - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 33
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
At October 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2020, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2020, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2020, the cost basis of securities contributed was as follows:
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 621,244 1,494 - 5,852,430
Columbia Research Enhanced Value ETF 114,117 289 (257,242) (39,274)
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 66,546,318 7,549,604 (1,697,174) 5,852,430
Columbia Research Enhanced Value ETF 501,182 23,929 (63,203) (39,274)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($) Expired ($)
Columbia Research Enhanced Core ETF - - - - -
Columbia Research Enhanced Value ETF (257,242) - (257,242) - -
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 15,140,854 13,800,179
Columbia Research Enhanced Value ETF 3,943,192 3,873,498
Funds Contributions ($)
Columbia Research Enhanced Core ETF 92,758,840
Columbia Research Enhanced Value ETF -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
34 Strategic Beta ETFs | Annual Report 2020
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the year ended October 31, 2020.
Significant risks
Information technology sector risk
Columbia Research Enhanced Core ETF may be more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 32,850,369 33,956,722 1,106,353
Columbia Research Enhanced Value ETF 4,274,147 4,078,125 (196,022)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
Strategic Beta ETFs | Annual Report 2020 35
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 - and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future - could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2020
36 Strategic Beta ETFs | Annual Report 2020
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2020 37
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets and the financial highlights for the year ended October 31, 2020 and for the period September 25, 2019 (commencement of operations) through
October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2020, the results of each of their operations for the year ended October 31, 2020 and the changes in each of their net assets and each of the financial highlights for the year ended October 31, 2020 and for the period September 25, 2019
(commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 21, 2020
We have served as auditors of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
38 Strategic Beta ETFs | Annual Report 2020
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2020 . Shareholders will be notiﬁed in early 202 1 of the amounts for use in preparing 2020 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Funds report the following for ordinary income distributions:
The Funds designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds DRD QDI
Columbia Research Enhanced Core ETF 87.61% 89.59%
Columbia Research Enhanced Value ETF 91.56% 91.85%
Funds
Columbia Research Enhanced Core ETF $26,500
Columbia Research Enhanced Value ETF $37,117
Funds
Columbia Research Enhanced Core ETF $1,569
Columbia Research Enhanced Value ETF $ 303

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2020 39
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board. The Board approved the nomination of and recommended the election of 17 nominees to the Board, effecting a consolidation of the Board and the board of trustees overseeing Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust. At a
shareholder meeting held on December 22, 2020, shareholders approved the nominees, effective January 1, 2021.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
110 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
110 Trustee, BlueCross
BlueShield of Minnesota
since 2009 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-
2020); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
40 Strategic Beta ETFs | Annual Report 2020
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
110 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, DR Bank (Audit
Committee) since 2017;
Director, Evercore Inc.
(Audit Committee,
Nominating and
Governance Committee)
since 2019
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
110 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010;  2003; Board
of Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Board of Directors, The
MA Business Roundtable
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
110 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Chair of the Board
since 1/20;
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
110 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 41
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
110 Trustee, Penn Mutual
Life Insurance Company
since March 2008;
Director, Renaissance Re
Holdings Ltd. since May
2008; former Trustee,
BofA Funds Series Trust
(11 funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
110 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Trustee,
Hollingsworth Funds
since 2016 (previously
Board Chair from 2016-
2019); Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
110 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
42 Strategic Beta ETFs | Annual Report 2020
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chief Executive Officer, Global Asset
Management, Ameriprise Financial, Inc.
since September 2012; Chairman of the
Board and President, Columbia Management
Investment Advisers, LLC since July
2004 and February 2012, respectively;
Chairman of the Board and Chief Executive
Officer, Columbia Management Investment
Distributors, Inc. since November 2008 and
February 2012, respectively; Chairman of
the Board and Director, Threadneedle Asset
Management Holdings, Sàrl since March
2013 and December 2008, respectively;
senior executive of various entities affiliated
with Columbia Threadneedle
162
Trustee, Columbia Funds
since November 2001

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2020 43
The Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established. The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the
Ofﬁcers of the Fund as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Fund’s
other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer,
Principal Financial Officer
(2009) and Senior Vice
President (2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 –
January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer, Chief
Accounting Officer
(Principal Accounting
Officer) (2019), and
Principal Financial Officer
(2020)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010; Chief Compliance Officer, Columbia Acorn/ Wanger Funds since
December 2015.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/ Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
Born 1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015); previously, Senior Vice President of Investment
Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity
Investments (January 2012 – March 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart -Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
44 Strategic Beta ETFs | Annual Report 2020
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF (each, and ETF and collectively, the ETFs). Under each investment management services agreement (each, an IMS Agreement and collectively, the IMS Agreements), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, each ETF’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreements. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020,
including reports providing the results of analyses performed by an independent organization, Broadridge Financial
Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the
Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment
Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS
Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the IMS Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage the ETFs through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative oversight services provided to the ETFs by
Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative oversight services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the IMS
Agreements, the Board also took into account the organization and strength of the ETFs’ and Columbia Threadneedle’s compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2020 45
The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETFs under the IMS Agreements. It was observed that the services being performed under the IMS Agreements were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide quality services to the ETFs.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreements, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each ETF (particularly relative to the index of which each ETF seeks to replicate performance) and the net assets of each ETF. The Board also reviewed index tracking error data for each ETF. The Board observed that each ETF’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreements. In considering the proposed level of fees under the IMS Agreements, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.
The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe). The Board observed that each of the ETF’s unified fee rates approximated the median expenses paid by funds in each ETF’s comparative peer universe. Based on its review, the Board concluded that each
ETF’s management fee was fair and reasonable in light of the extent and quality of services that each ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETFs. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia
Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board considered that each IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
46 Strategic Beta ETFs | Annual Report 2020
was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2020 47
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN305_10_K01_(12/20)
CET001209
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the six series of the registrant whose reports to stockholders are included in this annual filing. Fee information for fiscal year end 2020 includes fees for one fund that liquidated during the period. Fee information for fiscal year end 2019 includes fees for two funds that commenced operations during the period.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2020 and October 31, 2019 are approximately as follows:

20202019

$93,000              $77,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2020 and October 31, 2019 are approximately as follows:

2020	2019
$0	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2020 and October 31, 2019, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2020 and October 31, 2019 are approximately as follows:

2020	2019
$0	$39,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2020 and October 31, 2019, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31,

2020 and October 31, 2019 are approximately as follows:

2020	2019
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2020 and October 31, 2019, there were no Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-

approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2020 and October 31, 2019 are approximately as follows:

2020	2019
$0	$39,600

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with

Section 3(a)(58)(A) of such Act. The Board's independent Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 21, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21, 2020
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21, 2020